UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

________

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Sara A. Taylor

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2020

Date of reporting period: August 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

ANNUAL REPORT

AUGUST 31, 2020

Symmetry Panoramic US Equity Fund (SPUSX)
Symmetry Panoramic International Equity Fund (SPILX)
Symmetry Panoramic Global Equity Fund (SPGEX)
Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)
Symmetry Panoramic US Fixed Income Fund (SPUBX)
Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)
Symmetry Panoramic Global Fixed Income Fund (SPGBX)
Symmetry Panoramic Alternatives Fund (SPATX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-844-796-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-796-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Symmetry Panoramic Funds if you invest directly with the Funds.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

TABLE OF CONTENTS

Shareholders’ Letter	1
Management Discussion of Fund Performance	4
Schedules of Investments	12
Statements of Assets and Liabilities	89
Statements of Operations	92
Statements of Changes in Net Assets	95
Financial Highlights	103
Notes to Financial Statements	111
Report of Independent Registered Public Accounting Firm	158
Trustees and Officers of the Trust	159
Disclosure of Fund Expenses	165
Advisory and Sub-Advisory Agreement Approval Disclosure	168
Notice to Shareholders	177

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020
(Unaudited)

Shareholders’ Letter

Dear Shareholders,

On behalf of the Symmetry Panoramic Trust, I am pleased to present you with the annual report for the year ending August 31, 2020. The Symmetry Panoramic Funds are a series of eight mutual funds that can be purchased individually or utilized to construct diversified, global, multi-factor, multi-asset-class portfolios.

Upon launch, we set out to take advantage of our unique fund-of-funds, manager-of-manager structure, which provides us significant flexibility to deliver our best investment ideas. I am very satisfied to report that during this fiscal year we have continued to deliver on many of our goals, including but not limited to an increase in the number of underlying fund holdings, diversification into additional ETFs, tax-aware trading, and progress toward adding another sub-adviser.

That said, the year was not without its challenges. The headwinds affecting the value and small factors continued. Specifically, the valuation spread between growth and value stocks approached record highs, not seen since the Tech-Media-Telecom market correction or the Global Financial Crisis. Much of this exuberant growth story in the U.S. is specific to the largest, most well-known technology firms, leading to additional concentration of market-cap based indices among fewer names in a single sector of the economy. It is difficult to say to what degree, but the COVID-19 pandemic likely exacerbated some of these differences over nearly half of our fiscal year. While we will not predict the timing or magnitude of a recovery in value, we do believe that the level of outperformance of growth relative to value cannot continue indefinitely.

Thankfully, we at Symmetry have prioritized diversification of factors for many years, so other outperforming factors, such as momentum and quality, have been dampening the adverse impact of small and value on the portfolios. In determining any adjustment to factor exposures in the portfolios, we will continue to be led by the academic research that seeks to understand what characteristics may lead to outperformance over the long-term.

While I am not new to Symmetry Partners, having joined in 2010, or the Symmetry Panoramic Trust, an officer since inception, I am new to the position of president. I thank you for placing your trust in us and look forward to proving that it was the right decision.

Sincerely,
Philip McDonald
President, Symmetry Panoramic Trust

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020
(Unaudited)

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission.

The firm only transacts business in states where it is properly registered, or excluded or exempted from registration requirements. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss.

Carefully consider the funds’ investment objectives, risk, and charges and expenses. This and other information can be found in the funds’ prospectus which may be obtained by visiting www.panoramicfunds.com or by calling 1-844-SYM-FUND (844-796-3863). Please read the prospectus carefully before investing.

The funds are distributed by SEI Investment Distribution Company (SIDCO). SIDCO is not affiliated with Symmetry Partners, LLC.

Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020
(Unaudited)

Description of the Funds’ Benchmarks

MSCI US Broad Market Index (Primary Benchmark for the Symmetry Panoramic US Equity Fund) captures broad US equity coverage. The index includes 2,954 constituents across large, mid, small and micro capitalizations, representing about 99% of the US equity universe.

MSCI ACWI ex USA Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic International Equity Fund) captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. With 6,430 constituents, the index covers approximately 99% of the global equity opportunities set outside of the US.

MSCI ACWI Investable Market Index (net) (IMI) (Primary Benchmark for the Symmetry Panoramic Global Equity Fund and Symmetry Panoramic Tax-Managed Global Equity Fund) captures large, mid and small representation across 23 Developed Markets (DM) and 26 Emerging Markets (EM) countries. With 8,766 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

Bloomberg Barclays 1-5 Year US Government/Credit Index (Primary Benchmark for the Symmetry Panoramic US Fixed Income Fund) measures the performance of U.S. dollar-denominated U.S. Treasury, government related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate fixed rate bonds that have a remaining maturity of greater than or equal to one year and less than five years.

S&P Short Term National AMT-Free Municipal Bond Index (Primary Benchmark for the Symmetry Panoramic Municipal Fixed Income Fund) is a market-value weighted index that is designed to measure the performance of investment-grade tax-exempt U.S. municipal bonds with an effective maturities of 1 month to 5 years. Bonds issued by U.S. territories, including Puerto Rico, are excluded from this index.

Bloomberg Barclays Capital Global Aggregate Hedged USD Index (Primary Benchmark for the Symmetry Panoramic Global Fixed Income Fund) measures global investment grade debt from twenty-four local currency markets hedged to the U.S. dollar. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

HFRI Fund of Funds Conservative Index (Primary Benchmark for the Symmetry Panoramic Alternatives Fund) measures the performance of funds of funds that exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020
(Unaudited)

Management Discussion of Fund Performance

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic US Equity Fund, Class I	6.73%	7.24%
MSCI US Broad Market Index	21.45%	16.61%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic International Equity Fund, Class I	4.38%	4.07%
MSCI ACWI ex USA Investable Market Index (net)	8.66%	6.97%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Global Equity Fund, Class I	5.97%	6.11%
MSCI ACWI Investable Market Index (net)	15.44%	11.99%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Tax-Managed Global Equity Fund, Class I	6.64%	6.60%
MSCI ACWI Investable Market Index (net)	15.44%	11.99%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic US Fixed Income Fund, Class I	5.02%	7.11%
Bloomberg Barclays 1-5 Year US Government/Credit Index	4.72%	6.07%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Municipal Fixed Income Fund, Class I	1.51%	2.56%
S&P Short Term National AMT-Free Municipal Bond Index	2.37%	3.47%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Global Fixed Income Fund, Class I	3.16%	7.59%
Bloomberg Barclays Capital Global Aggregate Hedged USD Index	3.28%	8.07%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2020
(Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Growth of a $10,000 Investment

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2020
	One Year Return	Annualized Inception to Date*
Symmetry Panoramic Alternatives Fund, Class I	-4.14%	-1.03%
HFRI Fund of Funds Conservative Index	1.14%	2.48%

*	The Fund commenced operations on November 12, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 74.6%
	Shares	Value
EQUITY FUNDS — 74.6%
DFA Real Estate Securities Portfolio, Cl I	980,563	$35,790,556
DFA US High Relative Profitability Portfolio, Cl I	2,919,067	45,975,303
DFA US Large Capital Equity Portfolio, Cl I	6,012,724	127,710,268
DFA US Large Capital Value Portfolio, Cl I	1,363,412	44,665,381
DFA US Small Capital Portfolio, Cl I	798,904	25,069,603
DFA US Small Capital Value Portfolio, Cl I	579,244	16,120,369
DFA US Targeted Value Portfolio, Cl I	2,096,783	39,440,482
iShares MSCI USA Min Vol Factor ETF	855,251	55,702,498
Vanguard Small-Capital Value ETF	82,882	9,577,015
Vanguard U.S. Quality Factor ETF	54,079	4,672,680
Vanguard U.S. Value Factor ETF	159,474	10,257,368
Total Registered Investment Companies
(Cost $366,435,523)		414,981,523

COMMON STOCK — 23.8%
COMMUNICATION SERVICES — 1.8%
Activision Blizzard	4,606	384,693
Alphabet, Cl A *	3,030	4,937,476
Cable One	252	463,763
Electronic Arts *	2,043	284,937
Facebook, Cl A *	4,911	1,439,905

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Match Group *	2,501	$279,312
Spotify Technology *	505	142,491
T-Mobile US *	7,480	872,766
Verizon Communications	15,946	945,119
Zynga, Cl A *	6,275	56,852
		9,807,314
CONSUMER DISCRETIONARY — 3.7%
Amazon.com *	1,936	6,681,059
Aptiv	540	46,505
AutoNation *	7,727	439,357
AutoZone *	121	144,754
Best Buy	4,997	554,217
BorgWarner	6,394	259,533
Bright Horizons Family Solutions *	765	101,753
Brunswick	5,054	312,792
Burlington Stores *	1,237	243,602
CarMax *	470	50,257
Chipotle Mexican Grill, Cl A *	44	57,652
Choice Hotels International	751	74,567
Dick’s Sporting Goods	2,100	113,652
Dollar General	3,693	745,543
Dollar Tree *	554	53,334
Domino’s Pizza	605	247,421
DR Horton	7,888	562,967
eBay	3,817	209,095
Etsy *	547	65,476
Floor & Decor Holdings, Cl A *	1,012	74,119
Garmin	4,266	442,000
Gentex	8,426	227,923
Genuine Parts	1,067	100,768
Hasbro	563	44,443
Home Depot	6,332	1,804,873
Leggett & Platt	8,286	339,726
Lennar, Cl A	5,927	443,458
LKQ *	14,884	472,418
Lowe’s	2,349	386,857
Lululemon Athletica *	791	297,155
Newell Brands	5,480	87,570

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
NIKE, Cl B	6,197	$693,382
NVR *	72	300,121
O’Reilly Automotive *	233	108,492
Penske Automotive Group	2,484	117,170
Polaris	3,673	371,120
Pool	1,138	373,082
PulteGroup	9,445	421,153
Ross Stores	434	39,529
ServiceMaster Global Holdings *	1,525	60,847
Skechers U.S.A., Cl A *	2,595	77,461
Target	6,154	930,546
Tempur Sealy International *	1,644	140,628
Thor Industries	3,985	376,303
Toll Brothers	1,483	62,612
Tractor Supply	1,237	184,103
Wayfair, Cl A *	497	147,390
Whirlpool	1,295	230,147
Williams-Sonoma	4,978	436,869
		20,755,801
CONSUMER STAPLES — 1.9%
Boston Beer, Cl A *	129	113,775
Brown-Forman, Cl B	999	73,097
Campbell Soup	3,500	184,135
Casey’s General Stores	1,633	290,429
Church & Dwight	2,512	240,725
Clorox	1,038	231,993
Coca-Cola	4,174	206,738
Conagra Brands	10,791	413,943
Costco Wholesale	3,511	1,220,634
Estee Lauder, Cl A	1,795	397,988
Flowers Foods	6,286	153,756
General Mills	5,752	367,840
Hain Celestial Group *	5,231	171,525
Hershey	1,866	277,362
Hormel Foods	3,431	174,912
Ingredion	1,997	160,639
Kellogg	1,872	132,744
Kimberly-Clark	1,640	258,726

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Kroger	11,944	$426,162
Lamb Weston Holdings	873	54,868
McCormick	607	125,163
Mondelez International, Cl A	2,832	165,445
Monster Beverage *	661	55,432
Nu Skin Enterprises, Cl A	4,205	198,770
Philip Morris International	4,906	391,450
Procter & Gamble	12,060	1,668,260
Sprouts Farmers Market *	5,234	122,214
Walmart	16,690	2,317,406
		10,596,131
FINANCIALS — 1.4%
Allstate	2,715	252,495
American Express	382	38,807
Ameriprise Financial	2,066	323,949
Aon, Cl A	1,035	206,990
Arch Capital Group *	1,274	40,182
Assurant	1,374	167,023
BlackRock, Cl A	693	411,774
Cincinnati Financial	1,031	81,872
Citizens Financial Group	1,486	38,443
Commerce Bancshares	1,435	85,483
Credit Acceptance *	138	53,379
East West Bancorp	13,497	496,420
Eaton Vance	4,801	196,937
Erie Indemnity, Cl A	806	172,033
Everest Re Group	538	118,403
Fidelity National Financial	4,089	134,242
First American Financial	1,494	78,539
First Citizens BancShares, Cl A	104	40,888
Globe Life	911	75,139
Goldman Sachs Group	183	37,491
Intercontinental Exchange	903	95,926
JPMorgan Chase	1,449	145,175
Kemper	633	49,159
MarketAxess Holdings	744	361,539
Marsh & McLennan	2,839	326,229
Morgan Stanley	13,700	715,962

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Nasdaq	1,248	$167,756
Primerica	836	104,375
Progressive	3,665	348,322
Prosperity Bancshares	3,720	202,814
Regions Financial	42,917	496,120
RenaissanceRe Holdings	657	120,717
SEI Investments	1,570	82,205
Signature Bank NY	1,399	135,745
State Street	1,924	131,005
SVB Financial Group *	875	223,457
T Rowe Price Group	2,945	409,974
Truist Financial	955	37,064
Western Alliance Bancorp	15,114	533,524
WR Berkley	1,218	75,577
		7,813,134
HEALTH CARE — 3.1%
Abbott Laboratories	986	107,937
AbbVie	12,078	1,156,710
ACADIA Pharmaceuticals *	3,470	137,377
AmerisourceBergen, Cl A	3,245	314,862
Amgen	2,920	739,694
Anthem	1,183	333,038
Biogen *	751	216,018
Bio-Rad Laboratories, Cl A *	588	299,051
Bio-Techne	249	63,609
Boston Scientific *	1,892	77,610
Bristol-Myers Squibb	4,157	258,565
Bruker	2,500	105,050
Cardinal Health	3,655	185,528
Centene *	1,412	86,584
Cerner	1,687	123,775
Charles River Laboratories International *	466	102,031
Chemed	570	294,753
Cigna	2,069	366,979
CVS Health	8,211	510,067
Danaher	2,918	602,479
DaVita *	2,896	251,257
DexCom *	439	186,755

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Edwards Lifesciences *	3,925	$336,922
Eli Lilly	2,561	380,027
Exelixis *	3,037	67,482
Gilead Sciences	558	37,247
HCA Healthcare	470	63,788
Henry Schein *	2,868	190,550
Hill-Rom Holdings	518	48,583
Horizon Therapeutics *	7,732	580,828
Humana	1,711	710,356
IDEXX Laboratories *	361	141,173
Intuitive Surgical *	114	83,316
Johnson & Johnson	3,734	572,833
Laboratory Corp of America Holdings *	274	48,156
Masimo *	744	166,656
McKesson	1,933	296,600
Medtronic	6,657	715,428
Merck	4,935	420,808
Mettler-Toledo International *	52	50,481
Molina Healthcare *	1,260	233,062
Quest Diagnostics	3,376	375,546
Quidel *	742	130,562
Regeneron Pharmaceuticals *	716	443,870
ResMed	1,893	342,217
STERIS	1,138	181,670
Teladoc Health *	939	202,533
Teleflex	417	163,860
Thermo Fisher Scientific	698	299,428
United Therapeutics *	1,546	165,360
UnitedHealth Group	5,573	1,741,841
Universal Health Services, Cl B	752	82,983
Veeva Systems, Cl A *	468	132,102
Vertex Pharmaceuticals *	568	158,540
West Pharmaceutical Services	1,475	418,841
Zimmer Biomet Holdings	501	70,581
Zoetis, Cl A	2,941	470,854
		17,044,813
INDUSTRIALS — 3.2%
A O Smith	1,700	83,249

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
ADT	36,047	$383,900
AECOM *	1,309	51,719
AGCO	2,549	181,234
Air Lease, Cl A	1,766	54,887
Allegion	2,437	251,961
AMETEK	1,146	115,402
Armstrong World Industries	1,500	110,610
Axon Enterprise *	491	42,069
BWX Technologies	1,132	62,951
Carlisle	808	105,808
CH Robinson Worldwide	657	64,583
Cintas	1,025	341,571
Clean Harbors *	628	38,371
Colfax *	9,559	318,124
Copart *	3,856	398,402
CoStar Group *	397	336,894
CSX	1,200	91,752
Cummins	2,707	561,026
Curtiss-Wright	767	78,479
Donaldson	931	46,885
Dover	3,956	434,527
Eaton	5,518	563,388
Emerson Electric	2,312	160,615
Expeditors International of Washington	1,793	158,483
Fastenal	8,740	427,037
Fortune Brands Home & Security	3,707	311,684
Gates Industrial *	8,493	95,886
Generac Holdings *	815	154,834
HD Supply Holdings *	2,085	82,691
HEICO	510	56,059
Honeywell International	244	40,394
Howmet Aerospace	6,717	117,682
Hubbell, Cl B	1,886	273,319
IDEX	853	153,736
IHS Markit	2,557	204,356
Illinois Tool Works	1,980	391,149
Ingersoll Rand *	4,952	173,617
ITT	3,419	214,747

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Jacobs Engineering Group	2,691	$242,916
JB Hunt Transport Services	2,756	387,328
Johnson Controls International	3,601	146,669
Kansas City Southern	1,540	280,342
Knight-Swift Transportation Holdings, Cl A	2,988	135,835
Landstar System	2,190	291,467
Lockheed Martin	987	385,187
ManpowerGroup	3,193	234,079
Masco	9,326	543,706
Middleby *	647	63,341
MSC Industrial Direct, Cl A	3,467	228,475
Nordson	554	103,316
Norfolk Southern	1,112	236,333
Old Dominion Freight Line	2,354	475,932
Oshkosh	1,831	141,005
Owens Corning	4,700	317,908
PACCAR	4,533	389,113
Parker-Hannifin	945	194,679
Pentair	3,502	158,080
Quanta Services	4,371	224,014
Regal Beloit	2,843	281,059
Republic Services, Cl A	3,535	327,765
Robert Half International	2,932	155,982
Rockwell Automation	997	229,838
Schneider National, Cl B	13,269	359,059
Snap-on	1,062	157,463
Stanley Black & Decker	241	38,873
Teledyne Technologies *	933	292,598
Timken	4,721	255,831
Toro	1,733	130,460
Trane Technologies	4,673	553,237
TransUnion	1,439	124,790
Trinity Industries	2,621	53,652
Union Pacific	1,164	224,000
United Parcel Service, Cl B	628	102,754
United Rentals *	2,567	454,487
Verisk Analytics, Cl A	1,146	213,924
Waste Management	689	78,546

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Watsco	494	$121,025
WW Grainger	692	252,878
XPO Logistics *	2,390	210,965
Xylem	1,535	123,076
		17,656,068
INFORMATION TECHNOLOGY — 7.5%
Accenture, Cl A	3,876	929,969
Adobe *	1,986	1,019,593
Akamai Technologies *	3,038	353,714
Amdocs	911	55,780
Analog Devices	345	40,324
ANSYS *	1,005	340,705
Apple	85,424	11,023,113
Applied Materials	11,759	724,354
Arrow Electronics *	1,742	136,852
Aspen Technology *	1,183	150,276
Atlassian, Cl A *	296	56,761
Autodesk *	257	63,145
Automatic Data Processing	525	73,022
Avalara *	3,166	419,210
Booz Allen Hamilton Holding, Cl A	5,479	482,481
Broadridge Financial Solutions	1,135	155,949
CACI International, Cl A *	520	121,779
Cadence Design Systems *	2,211	245,222
CDW	2,985	339,245
Ciena *	5,340	303,152
Cirrus Logic *	1,341	81,251
Cisco Systems	932	39,349
Citrix Systems	587	85,232
Cognex	1,783	123,366
Cognizant Technology Solutions, Cl A	1,526	102,028
Coupa Software *	998	327,084
DocuSign, Cl A *	1,428	318,444
Entegris	6,136	410,437
EPAM Systems *	657	214,905
F5 Networks *	455	60,210
Fair Isaac *	873	367,350
Fortinet *	942	124,349

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Genpact	2,476	$104,438
Intel	11,955	609,107
Intuit	496	171,313
Jabil	8,858	302,501
Jack Henry & Associates	1,090	180,308
Keysight Technologies *	3,524	347,184
KLA	1,963	402,690
Lam Research	2,293	771,228
Leidos Holdings	3,405	308,118
Lumentum Holdings *	3,716	319,576
Manhattan Associates *	1,627	158,226
Microchip Technology	495	54,301
Micron Technology *	9,328	424,517
Microsoft	38,066	8,585,025
MKS Instruments	1,579	188,738
Monolithic Power Systems	848	226,526
Motorola Solutions	664	102,754
NortonLifeLock	14,970	352,094
Nuance Communications *	9,921	297,233
NVIDIA	3,993	2,136,175
Okta, Cl A *	271	58,365
Oracle	2,726	155,982
Paycom Software *	237	70,972
PayPal Holdings *	2,999	612,216
Qorvo *	3,725	477,806
QUALCOMM	9,375	1,116,563
RingCentral, Cl A *	358	104,096
ServiceNow *	263	126,771
Skyworks Solutions	3,209	464,824
SolarEdge Technologies *	1,632	360,917
Splunk *	391	85,758
SYNNEX	2,601	330,717
Synopsys *	2,410	533,333
Teradyne	7,098	603,117
Texas Instruments	740	105,191
Ubiquiti	1,157	210,285
Universal Display	385	67,567
VeriSign *	652	140,050

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Visa, Cl A	2,224	$471,466
Western Union	2,115	49,893
Zebra Technologies, Cl A *	804	230,370
Zendesk *	952	91,754
Zscaler *	499	71,527
		41,870,243
MATERIALS — 0.9%
Air Products & Chemicals	2,542	742,925
Albemarle	1,041	94,741
AptarGroup	827	97,908
Ardagh Group, Cl A	3,018	45,934
Ball	2,024	162,669
Celanese, Cl A	586	59,274
Chemours	12,065	249,263
Crown Holdings *	5,089	391,090
Eastman Chemical	2,946	215,382
Ecolab	1,035	203,978
Element Solutions *	4,689	50,407
FMC	1,899	202,927
Graphic Packaging Holding	5,617	78,526
NewMarket	101	37,622
Newmont	4,078	274,368
Packaging Corp of America	1,194	120,880
PPG Industries	941	113,296
Reliance Steel & Aluminum	2,421	253,890
Royal Gold	1,042	142,045
RPM International	2,305	195,395
Scotts Miracle-Gro	3,264	550,082
Sherwin-Williams	842	565,024
Silgan Holdings	1,512	57,547
Sonoco Products	706	37,439
Valvoline	12,540	255,816
		5,198,428
REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,212	151,060
Life Storage ‡	393	41,434
Medical Properties Trust ‡	6,876	127,756
Sun Communities ‡	935	139,390

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Taubman Centers ‡	1,936	$74,149
		533,789
UTILITIES — 0.2%
American Water Works	1,108	156,605
CMS Energy	1,072	64,845
NextEra Energy	2,136	596,307
Xcel Energy	904	62,806
		880,563

Total Common Stock
(Cost $99,623,172)		132,156,284

SHORT-TERM INVESTMENT — 1.6%
DWS Government Money Market Series, Institutional Shares, 0.060% (A)
(Cost $9,104,458)	9,104,458	9,104,458
Total Investments — 100.0%
(Cost $475,163,153)		$556,242,265

A list of open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	15	Sep-2020	$2,529,807	$2,624,175	$94,368

A list of open total return swap agreements held by the Fund at August 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	02/22/2021	USD	5,314,121	$139,605	$139,605

Percentages are based on Net Assets of $556,161,221.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of August 31, 2020.

BPS — Basis Points

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
AUGUST 31, 2020

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$414,981,523	$—	$—	$414,981,523
Common Stock	132,156,284	—	—	132,156,284
Short-Term Investment	9,104,458	—	—	9,104,458
Total Investments in Securities	$556,242,265	$—	$—	$556,242,265

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$94,368	$—	$—	$94,368
Total Return Swap^
Unrealized Appreciation	—	139,605	—	139,605
Total Other Financial Instruments	$94,368	$139,605	$—	$233,973

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2020, there were no transfers in or out Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.9%
	Shares	Value
EQUITY FUNDS — 66.9%
Avantis Emerging Markets Equity ETF	309,226	$16,231,273
Avantis International Equity ETF	95,664	4,815,726
Avantis International Small Capital Value ETF	136,493	6,587,152
DFA Emerging Markets Portfolio, Cl I	1,008,433	27,883,160
DFA Emerging Markets Small Capital Portfolio, Cl I	617,312	12,309,197
DFA Emerging Markets Targeted Value Portfolio, Cl I	259,677	2,531,849
DFA International High Relative Profitability Portfolio, Cl I	1,259,345	14,079,475
DFA International Real Estate Securities, Cl I	5,412,812	21,867,761
DFA International Small Capital Growth Portfolio, Cl I	139,499	2,125,961
DFA International Small Capital Value Portfolio, Cl I	817,836	13,625,140
DFA International Value Portfolio, Cl I	969,351	14,200,990
DFA Large Capital International Portfolio, Cl I	1,207,159	26,919,642
iShares MSCI EAFE Min Vol Factor ETF	260,480	17,939,258
iShares MSCI Emerging Markets Min Vol Factor ETF	200,873	11,184,609
Schwab International Small-Capital Equity ETF	74,825	2,466,980
Total Registered Investment Companies
(Cost $180,700,177)		194,768,173

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — 30.2%
	Shares	Value
AUSTRALIA — 0.8%
Ampol	4,607	$88,390
BlueScope Steel	2,357	21,946
Brambles	4,954	40,449
Coca-Cola Amatil	15,150	100,868
Coles Group	19,778	257,398
CSL *	1,055	222,404
Evolution Mining	46,483	191,095
Fortescue Metals Group	30,993	397,525
Magellan Financial Group	3,141	136,363
Medibank Pvt	17,928	35,930
Northern Star Resources	15,484	156,475
REA Group	1,089	91,466
Sonic Healthcare	4,916	116,024
Telstra	81,137	172,268
Wesfarmers	1,889	65,644
Woolworths Group	7,238	212,297
		2,306,542
AUSTRIA — 0.0%
ANDRITZ	1,518	50,755
Verbund	1,443	77,308
		128,063
BELGIUM — 0.0%
UCB	204	24,297

BRAZIL — 0.2%
BB Seguridade Participacoes	7,600	37,012
JBS	15,200	62,093
Raia Drogasil	1,900	37,674
Sul America	8,000	63,740
TIM Participacoes ADR	4,943	64,457
WEG	20,700	248,619
		513,595
CANADA — 1.3%
Agnico Eagle Mines	839	69,173
Alimentation Couche-Tard, Cl B	8,020	261,748
B2Gold *	27,781	186,577
BCE	2,703	116,173
Canadian Apartment Properties ‡	1,373	47,368

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Canadian Pacific Railway	1,329	$393,183
CGI, Cl A *	292	20,511
CI Financial	5,865	83,275
Constellation Software	28	32,414
Dollarama	803	31,348
Empire	1,696	44,144
Franco-Nevada	1,809	272,068
George Weston	1,236	89,292
Hydro One	1,413	29,249
iA Financial	519	18,681
Intact Financial	1,902	203,725
Kinross Gold *	34,628	307,427
Loblaw	3,117	161,089
Magna International	4,717	229,711
Metro, Cl A	3,523	159,141
National Bank of Canada	6,422	353,017
Onex	326	15,828
Open Text	420	19,050
Pan American Silver	4,796	173,147
Ritchie Bros Auctioneers	2,147	125,625
Royal Bank of Canada	1,130	86,053
Sun Life Financial	402	16,778
Wheaton Precious Metals	3,055	163,155
WSP Global	413	28,019
Yamana Gold	22,353	138,469
		3,875,438
CHINA — 1.1%
Agricultural Bank of China, Cl A	35,800	16,731
Anhui Conch Cement, Cl A	4,300	38,036
Bank of Beijing, Cl A	31,100	22,057
Bank of China, Cl A	32,800	15,670
Bank of Communications, Cl A	25,400	17,521
Bank of Ningbo, Cl A	4,608	23,791
Bank of Shanghai, Cl A	15,700	19,261
Baoshan Iron & Steel, Cl A	18,500	13,295
BOE Technology Group, Cl A	56,500	45,249
BYD, Cl A	2,200	27,419
China Everbright Bank, Cl A	35,600	19,894

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CHINA — continued
China Fortune Land Development, Cl A	6,760	$16,566
China International Travel Service, Cl A	1,900	57,591
China Merchants Bank, Cl A	7,100	38,900
China Merchants Securities, Cl A *	9,800	30,756
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	26,450
China Minsheng Banking, Cl A	28,800	23,321
China Pacific Insurance Group, Cl A	2,700	12,080
China Petroleum & Chemical, Cl A	25,000	14,691
China Railway Construction, Cl A	14,700	19,145
China Shipbuilding Industry, Cl A *	29,000	20,479
China State Construction Engineering, Cl A	24,300	18,211
China United Network Communications, Cl A	21,300	16,066
China Vanke, Cl A	7,800	30,919
China Yangtze Power, Cl A	19,600	55,068
CITIC Securities, Cl A	11,000	51,047
CRRC, Cl A	15,500	13,233
Daqin Railway, Cl A	15,100	14,555
Foshan Haitian Flavouring & Food, Cl A	2,280	60,919
Gree Electric Appliances of Zhuhai, Cl A	2,500	19,802
Guotai Junan Securities, Cl A	10,200	28,701
Haier Smart Home, Cl A	7,342	23,772
Haitong Securities, Cl A *	14,000	30,959
Hangzhou Hikvision Digital Technology, Cl A	10,835	59,026
Huatai Securities, Cl A	9,200	28,703
Huaxia Bank, Cl A	24,900	23,319
Industrial & Commercial Bank of China, Cl A	19,500	14,080
Industrial Bank, Cl A	7,200	16,939
Inner Mongolia Yili Industrial Group, Cl A	4,400	26,829
JD.com ADR	10,896	856,861
Jiangsu Hengrui Medicine, Cl A	4,920	67,948
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	24,668
Kweichow Moutai, Cl A	500	130,239
Luxshare Precision Industry, Cl A	11,569	92,103
Luzhou Laojiao, Cl A	1,900	41,378
Midea Group, Cl A	2,800	28,736
NARI Technology, Cl A	7,100	23,217
NetEase ADR	839	408,769

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CHINA — continued
New China Life Insurance, Cl A	2,700	$23,533
PetroChina, Cl A	21,900	14,099
Ping An Bank, Cl A	9,600	21,026
Ping An Insurance Group of China, Cl A	4,400	48,997
Poly Developments and Holdings Group, Cl A	11,900	27,869
SAIC Motor, Cl A	5,600	15,240
Sany Heavy Industry, Cl A	13,100	42,247
Shanghai Pudong Development Bank, Cl A	12,100	18,286
Shenwan Hongyuan Group, Cl A	24,800	20,376
Suning.com, Cl A	11,399	16,334
Tsingtao Brewery, Cl H	10,000	90,619
Wuliangye Yibin, Cl A	2,600	90,720
Yonghui Superstores, Cl A	9,400	12,137
		3,166,453
DENMARK — 0.6%
Ambu, Cl B	2,931	85,939
Carlsberg, Cl B	1,065	149,700
Chr Hansen Holding	294	33,682
Coloplast, Cl B	1,258	213,299
Danske Bank	4,990	77,216
DSV Panalpina	1,311	204,273
Novo Nordisk, Cl B	9,769	645,608
Novozymes, Cl B	347	20,465
Orsted	161	22,716
Pandora	2,855	207,615
Tryg	2,819	86,500
Vestas Wind Systems	493	74,755
		1,821,768
FINLAND — 0.3%
Elisa	2,868	168,546
Kone, Cl B	3,815	326,958
Neste	3,754	200,975
Orion, Cl B	1,099	51,560
Stora Enso, Cl R	13,037	191,941
UPM-Kymmene	2,084	63,255
		1,003,235
FRANCE — 1.1%
Air Liquide	2,719	452,143

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Arkema	217	$24,106
Atos *	229	19,896
Capgemini	162	22,484
Cie de Saint-Gobain	391	15,873
Cie Generale des Etablissements Michelin SCA *	649	73,281
Dassault Systemes	377	71,144
Edenred	695	35,839
EssilorLuxottica	1,592	213,502
Gecina ‡	706	97,251
Hermes International	135	115,972
Iliad	467	99,824
Kering	58	35,662
Legrand	676	56,379
L’Oreal	162	53,446
LVMH Moet Hennessy Louis Vuitton	119	55,822
Sanofi	6,353	645,129
Sartorius Stedim Biotech	542	194,167
Schneider Electric	4,005	497,511
STMicroelectronics	8,700	263,213
Teleperformance	348	107,453
Veolia Environnement	2,168	52,340
		3,202,437
GERMANY — 1.1%
adidas *	60	18,258
Allianz	345	74,806
Bayer	3,779	251,862
Brenntag	3,057	191,481
Carl Zeiss Meditec	1,014	114,545
Delivery Hero *	565	61,002
Deutsche Boerse	408	77,225
Deutsche Post	8,829	402,492
Evonik Industries	4,377	127,392
GEA Group *	3,496	127,925
Hannover Rueck	1,586	270,071
Infineon Technologies *	8,354	232,574
KION Group	1,214	102,774
LANXESS	1,753	102,641

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	343	$99,206
Nemetschek	498	39,708
Puma *	399	32,973
SAP	178	29,403
Siemens	3,434	474,622
Siemens Healthineers	981	44,613
Symrise, Cl A	822	113,579
United Internet	1,570	77,243
Volkswagen *	132	23,708
Zalando *	270	23,646
		3,113,749
HONG KONG — 4.6%
Agile Group Holdings	22,000	30,279
Agricultural Bank of China, Cl H	505,000	166,561
Alibaba Health Information Technology *	8,000	19,323
Anhui Conch Cement, Cl H	43,500	313,426
ANTA Sports Products	13,000	127,923
Bank of China, Cl H	688,000	224,331
BYD Electronic International	32,500	137,389
China Aoyuan Group	92,000	105,887
China Communications Services, Cl H	72,000	47,181
China Construction Bank, Cl H	952,000	670,366
China Everbright Bank, Cl H	242,000	86,636
China Lesso Group Holdings	98,000	181,986
China Longyuan Power Group, Cl H	24,000	15,112
China Medical System Holdings	71,000	80,122
China Merchants Bank, Cl H	111,000	526,988
China Minsheng Banking, Cl H *	347,500	211,556
China Mobile	42,000	292,350
China National Building Material, Cl H	154,000	215,803
China Oilfield Services, Cl H	26,000	20,269
China Overseas Land & Investment	46,000	132,420
China Resources Beer Holdings	2,000	12,983
China Resources Cement Holdings	114,000	165,607
China Resources Gas Group	4,000	18,739
China Resources Land	60,000	275,842
China Shenhua Energy, Cl H	68,000	112,838

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Vanke, Cl H	48,200	$148,750
China Yuhua Education	36,000	34,431
CIFI Holdings Group	178,000	150,727
Country Garden Holdings	54,000	66,571
Country Garden Services Holdings	35,000	243,961
CSPC Pharmaceutical Group	96,000	212,267
Dali Foods Group	43,000	26,359
ENN Energy Holdings	3,600	39,702
Far East Horizon	34,000	30,128
Fosun International	23,500	26,024
Geely Automobile Holdings	41,000	86,203
Great Wall Motor, Cl H	181,500	195,924
Haitian International Holdings	29,000	70,410
Hang Lung Properties	8,000	22,509
Hansoh Pharmaceutical Group *	12,000	56,903
Industrial & Commercial Bank of China, Cl H	993,000	553,314
Innovent Biologics *	13,000	86,632
Kingboard Laminates Holdings	70,500	88,548
Kingdee International Software Group	44,000	112,145
KWG Group Holdings	100,500	190,073
Li Ning	60,000	252,860
Logan Property Holdings	86,000	159,957
Longfor Group Holdings	41,500	218,600
Meituan Dianping, Cl B *	30,400	1,001,900
Nine Dragons Paper Holdings	101,000	111,715
PICC Property & Casualty, Cl H	14,000	10,757
Ping An Healthcare and Technology *	9,000	131,277
Ping An Insurance Group of China, Cl H	1,500	15,895
Postal Savings Bank of China, Cl H	44,000	20,739
Shandong Weigao Group Medical Polymer, Cl H	88,000	204,559
Shanghai Fosun Pharmaceutical Group, Cl H	3,000	12,679
Shenzhen International Holdings	25,000	40,136
Shimao Property Holdings	45,000	201,788
Sinotruk Hong Kong	28,000	72,422
Sun Art Retail Group	49,000	63,770
Sun Hung Kai Properties	6,500	87,049
Sunac China Holdings	45,000	188,112
Techtronic Industries	6,000	75,745

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Tencent Holdings	39,000	$2,660,024
Tingyi Cayman Islands Holding	30,000	56,250
Uni-President China Holdings	28,000	25,448
Vinda International Holdings	6,000	20,483
Want Want China Holdings	22,000	15,014
Weichai Power, Cl H	112,000	225,173
WH Group	91,000	78,108
Wharf Real Estate Investment	10,000	41,405
Xiaomi, Cl B *	14,400	43,501
Yanzhou Coal Mining, Cl H	108,000	83,089
Yihai International Holding	16,000	250,743
Yuzhou Properties	224,000	104,323
Zhongsheng Group Holdings	29,000	181,469
Zoomlion Heavy Industry Science and Technology	185,800	185,406
		13,473,894
HUNGARY — 0.1%
OTP Bank Nyrt *	1,193	40,129
Richter Gedeon Nyrt	8,087	197,033
		237,162
INDONESIA — 0.1%
Adaro Energy	742,600	55,332
Bank Rakyat Indonesia Persero	46,900	11,301
Charoen Pokphand Indonesia *	45,600	19,748
Indofood Sukses Makmur	176,300	92,183
		178,564
ITALY — 0.4%
DiaSorin	542	97,946
Enel	58,524	531,050
Ferrari	859	167,382
Prysmian	4,988	139,317
Recordati	899	49,014
Snam	7,302	37,280
Terna Rete Elettrica Nazionale	11,972	86,585
		1,108,574
JAPAN — 6.9%
ABC-Mart	1,500	78,952
Acom	6,300	24,597
Advantest	3,700	177,519

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Aisin Seiki	2,800	$96,158
Ajinomoto	6,000	111,841
Asahi Intecc	700	20,802
Astellas Pharma	12,300	193,178
Bandai Namco Holdings	2,700	167,812
Brother Industries	9,500	157,492
Calbee	1,600	49,887
Casio Computer	6,000	96,620
Chiba Bank	27,500	142,194
Chugai Pharmaceutical	7,600	339,109
Cosmos Pharmaceutical	1,000	176,101
Dai Nippon Printing	3,900	82,956
Daiichi Sankyo	5,500	490,436
Daikin Industries	1,600	301,605
Denso	1,500	62,980
Disco	700	163,302
Eisai	2,600	227,571
Fuji Electric	600	18,733
FUJIFILM Holdings	3,700	176,086
Fujitsu	2,600	339,882
Hamamatsu Photonics	700	31,942
Hikari Tsushin	600	145,207
Hino Motors	4,300	28,845
Hirose Electric	200	22,663
Hisamitsu Pharmaceutical	1,100	50,886
Hitachi	4,300	142,732
Hitachi Metals	3,900	58,337
Honda Motor	15,900	407,790
Hoshizaki	1,000	76,543
Hoya	3,800	373,882
Hulic	6,500	59,285
ITOCHU	12,100	317,140
Itochu Techno-Solutions	3,400	123,470
Japan Airport Terminal	700	31,515
JSR	7,300	155,364
Kakaku.com	2,000	53,391
Kamigumi	800	16,532
Kansai Electric Power	1,700	16,742

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Kansai Paint	800	$19,107
Kao	400	30,449
KDDI	13,200	377,916
Keihan Holdings	2,300	99,113
Keyence	800	330,223
Kobayashi Pharmaceutical	400	35,660
Kobe Bussan	600	35,426
Kurita Water Industries	1,600	50,172
Kyocera	1,300	74,579
Kyowa Hakko Kirin	2,000	51,787
Lawson	400	19,742
Lion	1,200	25,461
M3 *	5,400	312,961
Makita	2,800	129,215
Maruichi Steel Tube	1,100	29,412
MEIJI Holdings	600	48,478
Minebea Mitsumi	8,400	145,653
Mitsubishi Electric	20,100	277,351
Mitsubishi Gas Chemical	10,100	180,444
Mitsubishi UFJ Financial Group	22,300	92,716
Mitsubishi UFJ Lease & Finance	11,800	55,654
Mitsui	6,000	108,160
MonotaRO	2,700	106,549
Murata Manufacturing	6,600	391,369
Nabtesco	2,900	91,774
Nexon	8,700	203,727
NGK Insulators	4,100	58,155
NH Foods	900	40,814
Nintendo	1,000	536,189
Nippon Paint Holdings	600	51,631
Nippon Telegraph & Telephone	15,700	357,393
Nissan Chemical	900	47,733
Nissin Foods Holdings	400	40,013
Nitori Holdings	1,200	251,523
Nitto Denko	2,200	133,589
Nomura Holdings	48,700	249,743
Nomura Real Estate Holdings	3,400	65,007
Nomura Research Institute	7,800	207,780

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Obayashi	9,800	$95,715
Obic	200	35,506
Oji Holdings	6,700	30,238
Olympus	15,500	307,397
Omron	3,200	234,321
Ono Pharmaceutical	6,800	205,635
Oracle Japan	800	94,147
Oriental Land	200	27,092
ORIX *	17,300	215,762
Osaka Gas	4,000	78,354
Otsuka	2,600	127,602
Otsuka Holdings	4,400	193,240
Pan Pacific International Holdings	5,500	129,286
Panasonic	27,300	251,806
Recruit Holdings	1,800	68,217
Renesas Electronics *	9,400	59,200
Rinnai	1,400	129,595
Rohm	900	57,930
Santen Pharmaceutical	5,300	101,214
SCSK	500	27,131
Secom	800	75,842
Sekisui Chemical	9,400	150,001
Sekisui House	5,100	100,760
Seven & i Holdings	4,800	155,555
SG Holdings	1,700	78,279
Shimadzu	600	17,913
Shimano	400	84,760
Shimizu	22,000	169,162
Shin-Etsu Chemical	3,600	437,546
Shionogi	600	33,332
SMC	600	330,122
Softbank	8,900	116,989
Sohgo Security Services	1,600	74,831
Sompo Holdings	1,100	41,242
Sony	9,500	745,651
Square Enix Holdings	2,700	178,218
Stanley Electric	2,500	71,666
SUMCO	6,400	86,885

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sumitomo Electric Industries	7,600	$89,418
Sumitomo Metal Mining	2,700	82,266
Sumitomo Mitsui Financial Group	1,900	55,674
Sumitomo Mitsui Trust Holdings	2,100	60,784
Sundrug	3,800	141,652
Sysmex	900	78,600
Taisei	1,600	55,186
Taiyo Nippon Sanso	2,500	44,053
TDK	1,100	114,256
Teijin	3,300	51,817
Terumo	4,500	183,038
Toho Gas	1,400	61,847
Tokio Marine Holdings	2,600	119,785
Tokyo Electron	1,400	359,129
Toppan Printing	4,900	76,228
Tosoh	7,200	106,798
Toyo Suisan Kaisha	1,800	102,428
Toyoda Gosei	4,500	98,175
Toyota Industries	2,200	128,159
Toyota Motor	6,200	408,077
Trend Micro	400	24,717
Tsuruha Holdings	1,000	133,706
Unicharm	3,400	148,403
Welcia Holdings	4,800	205,697
Yamada Denki	19,300	103,613
Yamaha	600	29,242
Yamato Holdings	2,000	52,326
Z Holdings	41,500	276,064
		19,980,027
MALAYSIA — 0.3%
Hartalega Holdings	59,400	235,895
Malayan Banking	60,900	107,321
MISC	56,000	102,185
Petronas Gas	6,700	26,558
QL Resources	38,900	89,727
RHB Bank	47,100	51,748
Sime Darby	202,400	106,240
Telekom Malaysia	63,100	62,832

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
MALAYSIA — continued
Tenaga Nasional	8,500	$22,156
Top Glove	13,500	85,096
		889,758
MEXICO — 0.2%
America Movil ADR, Cl L	20,384	248,073
Arca Continental	7,700	35,002
Gruma, Cl B	4,965	58,653
Kimberly-Clark de Mexico, Cl A	16,314	26,027
Wal-Mart de Mexico	71,000	170,021
		537,776
NETHERLANDS — 0.7%
Adyen *	61	102,921
Altice Europe *	8,334	36,924
ASML Holding *	2,742	1,028,575
Galapagos *	246	33,211
Koninklijke Ahold Delhaize	7,707	232,796
Koninklijke DSM	888	142,376
Koninklijke Philips *	875	41,512
Koninklijke Vopak	2,033	111,824
NN Group	2,667	100,520
Randstad	374	19,531
Wolters Kluwer	1,455	119,480
		1,969,670
NORWAY — 0.1%
Gjensidige Forsikring *	3,248	69,486
Orkla	10,695	108,948
Schibsted, Cl B *	962	38,337
		216,771
PERU — 0.1%
Southern Copper	4,169	200,529

PHILIPPINES — 0.1%
Altus Property Ventures *	2,822	730
Globe Telecom	3,690	158,843
PLDT	5,135	156,621
Robinsons Land	42,800	12,922
		329,116

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
POLAND — 0.1%
CD Projekt *	681	$81,217
Cyfrowy Polsat *	3,962	30,985
Dino Polska *	283	17,188
Orange Polska *	49,341	96,814
		226,204
PORTUGAL — 0.0%
Jeronimo Martins SGPS	6,830	112,181

SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	19,500	47,469
Mapletree Commercial Trust ‡	25,300	35,583
Venture	4,300	62,533
Wilmar International	63,300	202,917
		348,502
SOUTH AFRICA — 0.3%
Anglo American Platinum	2,463	183,654
AngloGold Ashanti ADR	4,189	123,617
Aspen Pharmacare Holdings *	9,432	75,698
Clicks Group	2,420	32,715
FirstRand	6,672	14,899
Gold Fields ADR	9,778	127,407
Kumba Iron Ore	1,870	58,658
Momentum Metropolitan Holdings	27,492	24,480
Sibanye Stillwater	68,981	211,432
Vodacom Group	15,673	117,989
		970,549
SOUTH KOREA — 1.7%
Celltrion Pharm	109	10,189
CJ	501	34,078
CJ CheilJedang	304	104,143
Coway	281	18,876
DB Insurance	1,339	49,137
GS Retail	2,511	69,663
Hana Financial Group	1,957	46,235
Hanon Systems	2,992	32,525
Hyundai Marine & Fire Insurance	2,339	43,411
Hyundai Mobis	251	47,221
Kakao	124	42,543

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
KB Financial Group	4,476	$138,216
Kia Motors	5,045	179,606
KMW *	1,533	98,484
Korea Investment Holdings	498	25,456
Korea Zinc	407	136,154
LG	313	21,769
LG Electronics	373	26,437
LG Innotek	1,132	137,866
NAVER	1,722	466,568
NCSoft	263	182,908
Orion	1,451	171,778
Posco International	6,072	69,325
S-1, Cl 1	644	47,217
Samsung Card	3,077	74,531
Samsung Electronics *	49,993	2,269,553
Samsung Engineering *	1,742	16,520
Samsung Securities	1,240	31,441
SK Hynix	2,240	141,714
Yuhan	1,758	99,144
		4,832,708
SPAIN — 0.3%
CaixaBank	91,389	202,261
Iberdrola	41,598	524,114
Industria de Diseno Textil	1,078	30,315
		756,690
SWEDEN — 0.9%
Alfa Laval *	1,054	25,802
Assa Abloy, Cl B	3,854	89,325
Atlas Copco, Cl A	10,110	467,366
Boliden	2,951	88,125
Epiroc, Cl A	5,502	81,931
Essity, Cl B *	2,231	76,774
Hennes & Mauritz, Cl B	12,211	195,231
Investor, Cl B	1,869	119,242
L E Lundbergforetagen, Cl B *	2,653	121,228
Nordea Bank Abp *	18,047	145,432
Sandvik	11,777	231,512
Skandinaviska Enskilda Banken, Cl A *	3,534	35,049

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Skanska, Cl B *	7,217	$146,893
SKF, Cl B	10,252	204,759
Svenska Cellulosa SCA, Cl B *	2,539	32,750
Svenska Handelsbanken, Cl A *	13,267	133,693
Swedbank	2,600	44,088
Swedish Match	1,315	100,025
Tele2, Cl B	4,405	62,562
Volvo, Cl B	11,577	221,513
		2,623,300
SWITZERLAND — 2.1%
Baloise Holding	261	40,649
Banque Cantonale Vaudoise	160	17,067
Chocoladefabriken Lindt & Spruengli	12	102,164
EMS-Chemie Holding	88	79,275
Geberit	375	215,912
Givaudan	84	352,672
Kuehne + Nagel International *	1,107	214,531
Logitech International	1,285	95,910
Lonza Group	195	121,113
Nestle	13,464	1,616,117
Novartis	4,689	404,844
Partners Group Holding	42	42,692
Roche Holding	4,796	1,678,130
Sika	797	191,253
Sonova Holding	421	98,514
Straumann Holding	52	51,109
Swiss Life Holding	127	51,341
Swiss Prime Site	739	66,596
Swisscom	403	223,088
Zurich Insurance Group	1,088	402,959
		6,065,936
TAIWAN — 3.0%
Accton Technology	19,000	151,661
Acer	39,000	30,873
Advantech	9,898	101,738
Airtac International Group	1,000	22,030
ASE Technology Holding	49,000	101,445
Asia Cement	92,000	132,350

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Asustek Computer	8,000	$66,189
Catcher Technology	20,000	135,893
Cathay Financial Holding	67,000	90,483
Chailease Holding	24,034	106,076
Chang Hwa Commercial Bank	139,796	86,555
Chicony Electronics	28,000	84,153
China Life Insurance	25,000	17,494
Chunghwa Telecom	25,000	92,434
Compal Electronics	18,000	11,308
CTBC Financial Holding	258,000	166,163
Delta Electronics	8,000	51,289
E.Sun Financial Holding	221,569	203,970
Eclat Textile	3,000	39,252
Feng TAY Enterprise	4,680	27,098
First Financial Holding	148,989	107,539
Fubon Financial Holding	52,000	75,379
Giant Manufacturing	9,000	93,018
Globalwafers	8,000	107,245
Hon Hai Precision Industry	123,000	320,577
Hotai Motor	6,000	121,362
Hua Nan Financial Holdings	86,459	52,959
Inventec	79,000	61,047
Lite-On Technology	75,000	118,592
MediaTek	22,000	413,794
Mega Financial Holding	77,000	76,298
Micro-Star International	39,000	179,787
Nien Made Enterprise	2,000	22,872
Novatek Microelectronics	27,000	219,286
Pegatron	37,000	78,451
Phison Electronics	7,000	65,766
Powertech Technology	36,000	106,117
Quanta Computer	44,000	114,876
Realtek Semiconductor	22,000	283,164
Shin Kong Financial Holding	267,872	75,436
SinoPac Financial Holdings	246,000	90,180
Standard Foods	17,000	36,827
Synnex Technology International	54,000	80,222
Taishin Financial Holding	182,117	81,847

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Taiwan Business Bank	211,522	$71,750
Taiwan Cement	116,523	169,401
Taiwan Cooperative Financial Holding	159,135	108,368
Taiwan Semiconductor Manufacturing ADR *	33,102	2,623,334
Uni-President Enterprises	12,000	27,215
United Microelectronics	310,000	222,848
Vanguard International Semiconductor	29,000	91,940
Walsin Technology	13,000	71,128
Win Semiconductors	12,000	116,817
Wistron	146,000	157,649
Wiwynn	6,000	159,715
Yuanta Financial Holding	177,840	110,848
Zhen Ding Technology Holding	50,000	208,121
		8,840,229
THAILAND — 0.0%
Advanced Info Service NVDR	6,200	36,438
PTT Exploration & Production NVDR	4,900	13,976
Srisawad NVDR	13,900	20,384
		70,798
TURKEY — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii	13,180	34,957
Aselsan Elektronik Sanayi Ve Ticaret	14,406	31,917
BIM Birlesik Magazalar	16,110	149,212
Eregli Demir ve Celik Fabrikalari	16,918	20,116
Ford Otomotiv Sanayi	11,329	130,899
KOC Holding	19,187	39,020
Turkcell Iletisim Hizmetleri	40,929	79,936
		486,057
UNITED KINGDOM — 1.4%
Admiral Group	6,148	216,782
Anglo American	959	23,460
Antofagasta	7,299	104,731
Ashtead Group	3,000	104,564
AstraZeneca	9,341	1,038,188
Auto Trader Group	4,696	35,497
BAE Systems	33,873	234,717
Berkeley Group Holdings	3,078	187,595
Croda International	450	35,493

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Direct Line Insurance Group	20,769	$81,732
Experian	5,901	219,647
GlaxoSmithKline	1,261	24,817
GVC Holdings *	6,237	66,452
Halma	5,137	152,333
Hikma Pharmaceuticals	5,444	172,575
JD Sports Fashion	14,986	144,944
National Grid	7,910	89,433
Next	816	65,880
Persimmon	6,805	237,469
RELX	3,655	82,939
Rentokil Initial *	20,780	147,718
Rio Tinto	1,914	118,010
Sage Group	3,061	30,285
Smith & Nephew	8,886	180,298
Spirax-Sarco Engineering	369	50,569
SSE	6,343	106,948
Unilever	650	38,697
United Utilities Group	2,190	24,375
Vodafone Group	26,384	39,152
Wm Morrison Supermarkets	38,096	98,000
		4,153,300
Total Common Stock
(Cost $72,095,781)		87,763,872

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
Lojas Americanas (1)	8,300	48,935
(Cost $25,893)		48,935

SHORT-TERM INVESTMENT — 2.7%
DWS Government Money Market Series, Institutional Shares, 0.060% (A)
(Cost $7,873,608)	7,873,608	7,873,608
Total Investments — 99.8%
(Cost $260,695,459)		$290,454,588

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

A list of open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	3	Sep-2020	$286,794	$285,015	$(1,779)
MSCI Emerging Markets	3	Sep-2020	164,345	165,060	715
S&P TSX 60 Index	8	Sep-2020	1,132,944	1,213,171	80,227
SGX Nifty 50	140	Sep-2020	3,218,183	3,182,340	(35,843)
			$4,802,266	$4,845,586	$43,320

A list of open total return swap agreements held by the Fund at August 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annually	02/22/2021	USD	2,814,133	$(2,976)	$(2,976)

Percentages are based on Net Assets of $291,000,738.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of August 31, 2020.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

The following table summarizes the inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$194,768,173	$—	$—	$194,768,173
Common Stock
Australia	—	2,306,542	—	2,306,542
Austria	—	128,063	—	128,063
Belgium	—	24,297	—	24,297
Brazil	513,595	—	—	513,595
Canada	3,875,438	—	—	3,875,438
China	1,265,630	1,900,823	—	3,166,453
Denmark	—	1,821,768	—	1,821,768
Finland	—	1,003,235	—	1,003,235
France	—	3,202,437	—	3,202,437
Germany	—	3,113,749	—	3,113,749
Hong Kong	—	13,473,894	—	13,473,894
Hungary	—	237,162	—	237,162
Indonesia	—	178,564	—	178,564
Italy	—	1,108,574	—	1,108,574
Japan	—	19,980,027	—	19,980,027
Malaysia	—	889,758	—	889,758
Mexico	537,776	—	—	537,776
Netherlands	—	1,969,670	—	1,969,670
Norway	—	216,771	—	216,771
Peru	200,529	—	—	200,529
Philippines	—	329,116	—	329,116
Poland	—	226,204	—	226,204
Portugal	—	112,181	—	112,181
Singapore	—	348,502	—	348,502
South Africa	251,024	719,525	—	970,549
South Korea	—	4,832,708	—	4,832,708
Spain	—	756,690	—	756,690
Sweden	—	2,623,300	—	2,623,300
Switzerland	—	6,065,936	—	6,065,936
Taiwan	2,623,334	6,216,895	—	8,840,229
Thailand	—	70,798	—	70,798
Turkey	—	486,057	—	486,057
United Kingdom	—	4,153,300	—	4,153,300
Total Common Stock	9,267,326	78,496,546	—	87,763,872
Preferred Stock
Brazil	48,935	—	—	48,935
Short-Term Investment	7,873,608	—	—	7,873,608
Total Investments in Securities	$211,958,042	$78,496,546	$—	$290,454,588

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
AUGUST 31, 2020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$80,942	$—	$—	$80,942
Unrealized Depreciation	(37,622)	—	—	(37,622)
Total Return Swap^
Unrealized Depreciation	—	(2,976)	—	(2,976)
Total Other Financial Instruments	$43,320	$(2,976)	$—	$40,344

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2020, there were no transfers in or out Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 71.3%
	Shares	Value
EQUITY FUNDS — 71.3%
Avantis Emerging Markets Equity ETF	251,424	$13,197,246
Avantis International Equity ETF	78,887	3,971,172
Avantis International Small Capital Value ETF	105,247	5,079,220
DFA Emerging Markets Portfolio, Cl I	810,338	22,405,852
DFA Emerging Markets Small Capital Portfolio, Cl I	513,024	10,229,708
DFA Emerging Markets Targeted Value Portfolio, Cl I	186,911	1,822,380
DFA International High Relative Profitability Portfolio, Cl I	991,906	11,089,505
DFA International Real Estate Securities, Cl I	3,537,347	14,290,882
DFA International Small Capital Growth Portfolio, Cl I	113,213	1,725,372
DFA International Small Capital Value Portfolio, Cl I	635,862	10,593,464
DFA International Value Portfolio, Cl I	790,378	11,579,038
DFA Large Capital International Portfolio, Cl I	968,408	21,595,498
DFA Real Estate Securities Portfolio, Cl I	634,153	23,146,590
DFA US High Relative Profitability Portfolio, Cl I	1,689,256	26,605,782
DFA US Large Capital Equity Portfolio, Cl I	3,243,468	68,891,262
DFA US Large Capital Value Portfolio, Cl I	847,826	27,774,775

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US Small Capital Portfolio, Cl I	369,097	$11,582,248
DFA US Small Capital Value Portfolio, Cl I	321,512	8,947,668
DFA US Targeted Value Portfolio, Cl I	1,212,319	22,803,714
iShares Edge MSCI Min Vol Global ETF	584,730	54,414,974
Schwab International Small-Capital Equity ETF	70,517	2,324,945
Vanguard Small-Capital Value ETF	47,833	5,527,103
Vanguard U.S. Value Factor ETF	86,922	5,590,823
Vanguard US Quality Factor ETF	26,529	2,292,230
Total Registered Investment Companies
(Cost $348,614,683)		387,481,451

COMMON STOCK — 26.7%
AUSTRALIA — 0.3%
Ampol	4,116	78,969
BlueScope Steel	1,841	17,141
Brambles	4,044	33,019
Coca-Cola Amatil	12,834	85,448
Coles Group	15,350	199,770
CSL	835	176,025
Evolution Mining	35,163	144,558
Fortescue Metals Group	24,313	311,846
Magellan Financial Group	2,574	111,747
Medibank Pvt	22,455	45,003
Northern Star Resources	11,650	117,731
REA Group	734	61,649
Sonic Healthcare	4,145	97,827
Telstra	62,403	132,493
Wesfarmers	1,077	37,426
Woolworths Group	5,584	163,784
		1,814,436
AUSTRIA — 0.0%
ANDRITZ	1,396	46,675
Verbund	957	51,271
		97,946
BELGIUM — 0.0%
UCB	190	22,630

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
BRAZIL — 0.1%
BB Seguridade Participacoes	6,400	$31,168
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,366	11,884
JBS	11,000	44,936
Raia Drogasil	1,800	35,691
Sul America	6,000	47,805
TIM Participacoes ADR	3,561	46,436
WEG	14,900	178,958
		396,878
CANADA — 0.5%
Agnico Eagle Mines	575	47,407
Alimentation Couche-Tard, Cl B	6,348	207,179
B2Gold	21,108	141,761
BCE	2,828	121,545
Canadian Apartment Properties ‡	688	23,736
Canadian Pacific Railway	1,114	329,575
CGI, Cl A *	253	17,771
CI Financial	6,200	88,032
Constellation Software	22	25,468
Dollarama	718	28,030
Empire	1,438	37,429
Franco-Nevada	1,364	205,141
George Weston	956	69,064
Hydro One	1,426	29,518
iA Financial	342	12,310
Intact Financial	1,593	170,628
Kinross Gold *	27,269	242,094
Loblaw	2,119	109,512
Magna International	3,970	193,333
Metro, Cl A	2,358	106,515
National Bank of Canada	763	41,942
Pan American Silver	3,746	135,239
Ritchie Bros Auctioneers	1,875	109,710
Royal Bank of Canada	532	40,513
Sun Life Financial	315	13,147
Wheaton Precious Metals	2,237	119,469
WSP Global	299	20,285

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Yamana Gold	16,826	$104,231
		2,790,584
CHINA — 0.5%
Agricultural Bank of China, Cl A	31,800	14,862
Anhui Conch Cement, Cl A	3,288	29,084
Bank of Beijing, Cl A	26,800	19,007
Bank of China, Cl A	31,200	14,906
Bank of Communications, Cl A	23,300	16,072
Bank of Ningbo, Cl A	2,400	12,391
Bank of Shanghai, Cl A	12,297	15,086
Baoshan Iron & Steel, Cl A	13,800	9,917
BOE Technology Group, Cl A	37,000	29,632
BYD, Cl A	1,700	21,188
China Everbright Bank, Cl A	30,400	16,988
China Fortune Land Development, Cl A	5,070	12,424
China International Travel Service, Cl A	1,900	57,591
China Merchants Bank, Cl A *	5,100	27,943
China Merchants Securities, Cl A	5,500	17,261
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	20,383
China Minsheng Banking, Cl A	24,100	19,515
China Pacific Insurance Group, Cl A	1,900	8,501
China Petroleum & Chemical, Cl A	19,200	11,283
China Railway Construction, Cl A	8,500	11,070
China Shipbuilding Industry, Cl A *	23,100	16,313
China State Construction Engineering, Cl A	14,000	10,492
China United Network Communications, Cl A	11,800	8,901
China Vanke, Cl A	6,100	24,180
China Yangtze Power, Cl A	27,400	76,983
CITIC Securities, Cl A	7,000	32,484
CRRC, Cl A	11,000	9,391
Daqin Railway, Cl A	12,600	12,145
Foshan Haitian Flavouring & Food, Cl A	1,800	48,094
Gree Electric Appliances of Zhuhai, Cl A	1,900	15,049
Guotai Junan Securities, Cl A	5,377	15,130
Haier Smart Home, Cl A	5,441	17,617
Haitong Securities, Cl A *	8,300	18,354
Hangzhou Hikvision Digital Technology, Cl A	6,307	34,359

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Huatai Securities, Cl A	5,700	$17,783
Huaxia Bank, Cl A	20,800	19,479
Industrial & Commercial Bank of China, Cl A	16,300	11,769
Industrial Bank, Cl A	5,400	12,704
Inner Mongolia Yili Industrial Group, Cl A	3,200	19,512
JD.com ADR *	8,420	662,149
Jiangsu Hengrui Medicine, Cl A	3,600	49,718
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	18,501
Kweichow Moutai, Cl A	400	104,191
Luxshare Precision Industry, Cl A	7,415	59,032
Luzhou Laojiao, Cl A	1,900	41,378
Midea Group, Cl A	2,100	21,552
NARI Technology, Cl A	5,400	17,658
NetEase ADR	677	329,841
New China Life Insurance, Cl A	2,100	18,303
PetroChina, Cl A	16,800	10,816
Ping An Bank, Cl A	7,000	15,331
Ping An Insurance Group of China, Cl A	3,200	35,634
Poly Developments and Holdings Group, Cl A	9,100	21,311
SAIC Motor, Cl A	3,100	8,436
Sany Heavy Industry, Cl A	12,400	39,989
Shanghai Pudong Development Bank, Cl A	10,000	15,112
Shenwan Hongyuan Group, Cl A	19,500	16,022
Suning.com, Cl A	8,900	12,753
Tsingtao Brewery, Cl H	8,000	72,495
Wuliangye Yibin, Cl A	2,000	69,784
Yonghui Superstores, Cl A	10,200	13,170
		2,459,019
DENMARK — 0.3%
Ambu, Cl B	2,439	71,513
Carlsberg, Cl B	883	124,118
Chr Hansen Holding	143	16,383
Coloplast, Cl B	986	167,181
Danske Bank *	4,075	63,057
DSV Panalpina	936	145,843
Novo Nordisk, Cl B	7,162	473,318
Novozymes, Cl B	340	20,052
Orsted	235	33,157

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
Pandora	2,206	$160,420
Tryg	2,346	71,986
Vestas Wind Systems	380	57,620
		1,404,648
FINLAND — 0.2%
Elisa	2,327	136,753
Kone, Cl B	2,776	237,913
Neste	3,239	173,404
Orion, Cl B	1,015	47,619
Stora Enso, Cl R	10,746	158,211
UPM-Kymmene	1,783	54,119
		808,019
FRANCE — 0.5%
Air Liquide	2,192	364,508
Amundi *	167	13,011
Arkema	209	23,217
Atos *	166	14,422
Cie Generale des Etablissements Michelin SCA	542	61,199
Dassault Systemes	244	46,046
Edenred	574	29,599
EssilorLuxottica *	1,292	173,269
Gecina ‡	501	69,012
Hermes International	98	84,187
Iliad	338	72,249
Kering	49	30,128
Legrand	668	55,712
L’Oreal	155	51,136
LVMH Moet Hennessy Louis Vuitton	89	41,749
Sanofi	5,014	509,157
Sartorius Stedim Biotech	458	164,075
Schneider Electric	3,162	392,791
STMicroelectronics	6,847	207,152
Suez	3,585	62,112
Teleperformance	298	92,015
		2,556,746
GERMANY — 0.4%
adidas *	47	14,302
Allianz	157	34,042

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Bayer	3,007	$200,410
Brenntag	2,441	152,897
Carl Zeiss Meditec	737	83,254
Delivery Hero *	403	43,511
Deutsche Boerse	247	46,752
Deutsche Post	7,019	319,978
Evonik Industries	3,512	102,216
GEA Group	2,709	99,127
Hannover Rueck	1,261	214,729
Infineon Technologies	5,732	159,578
KION Group	990	83,811
LANXESS	1,426	83,495
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	229	66,234
Nemetschek	383	30,538
Puma *	269	22,230
RWE	433	17,228
SAP	94	15,528
Siemens	2,515	347,604
Siemens Healthineers	523	23,784
Symrise, Cl A	632	87,326
United Internet	1,116	54,906
Zalando *	242	21,194
		2,324,674
HONG KONG — 1.9%
Agile Group Holdings	22,000	30,279
Agricultural Bank of China, Cl H	396,000	130,611
Alibaba Health Information Technology *	4,000	9,662
Anhui Conch Cement, Cl H	33,500	241,374
ANTA Sports Products	10,000	98,402
ASM Pacific Technology	1,100	11,867
Bank of China, Cl H	551,000	179,661
BYD Electronic International	25,000	105,683
China Aoyuan Group	63,000	72,510
China Communications Services, Cl H	62,000	40,628
China Construction Bank, Cl H	698,000	491,507
China Everbright Bank, Cl H	77,000	27,566
China Jinmao Holdings Group	12,000	7,481

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Lesso Group Holdings	76,000	$141,132
China Longyuan Power Group, Cl H	23,000	14,482
China Medical System Holdings	48,000	54,167
China Merchants Bank, Cl H	85,500	405,923
China Minsheng Banking, Cl H	232,500	141,545
China Mobile	33,500	233,184
China National Building Material, Cl H	116,000	162,553
China Oilfield Services, Cl H	22,000	17,150
China Overseas Land & Investment	34,000	97,876
China Resources Beer Holdings	2,000	12,983
China Resources Cement Holdings	86,000	124,931
China Resources Gas Group	4,000	18,738
China Resources Land	46,000	211,479
China Shenhua Energy, Cl H	56,000	92,925
China Vanke, Cl H	34,000	104,928
China Yuhua Education	30,000	28,693
CIFI Holdings Group	134,000	113,469
Country Garden Holdings	48,000	59,174
Country Garden Services Holdings	27,000	188,199
CSPC Pharmaceutical Group	74,400	164,507
Dali Foods Group	34,500	21,148
ENN Energy Holdings	2,900	31,983
Far East Horizon	33,000	29,242
Fosun International	22,000	24,363
Geely Automobile Holdings	32,000	67,281
Great Wall Motor, Cl H	140,000	151,126
Haitian International Holdings	24,000	58,271
Hang Lung Properties	6,000	16,882
Hansoh Pharmaceutical Group *	10,000	47,419
Industrial & Commercial Bank of China, Cl H	729,000	406,209
Innovent Biologics *	9,500	63,308
Kingboard Holdings	4,000	12,843
Kingboard Laminates Holdings	58,000	72,848
Kingdee International Software Group	34,000	86,657
KWG Group Holdings	77,000	145,628
Li Ning	46,500	195,966
Logan Property Holdings	68,000	126,478
Longfor Group Holdings	32,000	168,559

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Meituan Dianping, Cl B *	23,400	$771,199
Nine Dragons Paper Holdings	79,000	87,381
Ping An Healthcare and Technology *	7,000	102,104
Ping An Insurance Group of China, Cl H	1,000	10,597
Postal Savings Bank of China, Cl H	102,000	48,077
Seazen Group	14,000	12,675
Shandong Weigao Group Medical Polymer, Cl H	68,000	158,068
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	10,566
Shenzhen International Holdings	22,500	36,122
Shimao Property Holdings	34,500	154,704
Sinotruk Hong Kong	22,000	56,903
Sun Art Retail Group	31,500	40,995
Sun Hung Kai Properties	5,000	66,961
Sunac China Holdings	34,000	142,129
Techtronic Industries	3,500	44,185
Tencent Holdings	29,500	2,012,070
Tingyi Cayman Islands Holding	20,000	37,500
Uni-President China Holdings	27,000	24,539
Vinda International Holdings	5,000	17,069
Want Want China Holdings	11,000	7,507
Weichai Power, Cl H	86,000	172,901
WH Group	72,000	61,800
Wharf Real Estate Investment	8,000	33,124
Xiaomi, Cl B *	10,200	30,813
Yanzhou Coal Mining, Cl H	86,000	66,164
Yihai International Holding	12,000	188,058
Yuexiu Property	76,000	14,481
Yuzhou Properties	173,000	80,571
Zhongsheng Group Holdings	22,500	140,795
Zoomlion Heavy Industry Science and Technology *	142,600	142,298
		10,333,836
HUNGARY — 0.0%
OTP Bank Nyrt *	573	19,274
Richter Gedeon Nyrt	4,994	121,675
		140,949
INDONESIA — 0.0%
Adaro Energy	499,900	37,248

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INDONESIA — continued
Bank Rakyat Indonesia Persero	35,200	$8,481
Charoen Pokphand Indonesia *	32,300	13,988
Indofood Sukses Makmur	146,700	76,706
		136,423
IRELAND — 0.0%
Globe Life	536	44,209

ITALY — 0.1%
DiaSorin	65	11,746
Enel	42,539	386,002
Ferrari	670	130,554
Prysmian	3,691	103,091
Recordati	499	27,206
Snam	6,255	31,935
Terna Rete Elettrica Nazionale	9,883	71,477
		762,011
JAPAN — 2.8%
ABC-Mart	1,200	63,162
Acom	4,800	18,741
Advantest	2,800	134,339
Aisin Seiki	2,000	68,685
Ajinomoto	4,800	89,473
Asahi Intecc	500	14,859
Astellas Pharma	8,000	125,644
Bandai Namco Holdings	1,900	118,090
Brother Industries	7,500	124,336
Calbee	1,200	37,415
Casio Computer	3,400	54,751
Chiba Bank	22,800	117,892
Chugai Pharmaceutical	5,900	263,256
Cosmos Pharmaceutical	800	140,881
Dai Nippon Printing	3,100	65,939
Daiichi Sankyo	4,200	374,515
Daikin Industries	1,200	226,204
Denso	1,300	54,583
Disco	500	116,645
Eisai	2,000	175,055
Fuji Electric	500	15,611

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
FUJIFILM Holdings	2,600	$123,736
Fujitsu	2,000	261,448
Hamamatsu Photonics	500	22,816
Hikari Tsushin	400	96,805
Hino Motors	3,200	21,466
Hisamitsu Pharmaceutical	800	37,008
Hitachi	3,200	106,219
Hitachi Metals	2,700	40,387
Honda Motor	11,300	289,813
Hoshizaki	700	53,580
Hoya	2,900	285,331
Hulic	5,100	46,516
ITOCHU	9,400	246,373
Itochu Techno-Solutions	2,700	98,050
Japan Airport Terminal	500	22,511
JSR	5,700	121,312
Kakaku.com	1,500	40,043
Kansai Electric Power	1,400	13,787
Kao	300	22,837
KDDI	10,100	289,163
Keihan Holdings	1,500	64,639
Keyence	600	247,667
Kikkoman	300	16,308
Kobayashi Pharmaceutical	300	26,745
Kobe Bussan	500	29,522
Kurita Water Industries	1,400	43,901
Kyocera	900	51,631
Kyowa Hakko Kirin	1,500	38,840
Lion	800	16,974
M3	4,200	243,414
Makita	2,300	106,141
Maruichi Steel Tube	1,000	26,738
MEIJI Holdings	500	40,399
Minebea Mitsumi	6,500	112,707
Mitsubishi Electric	15,200	209,738
Mitsubishi Gas Chemical	7,900	141,139
Mitsubishi UFJ Financial Group	15,200	63,197
Mitsubishi UFJ Lease & Finance	10,600	49,994

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Mitsui	4,700	$84,725
Miura	400	16,351
MonotaRO	2,200	86,818
Murata Manufacturing	5,000	296,492
Nabtesco	2,600	82,280
Nexon	6,800	159,235
NGK Insulators	3,400	48,226
NH Foods	700	31,744
Nintendo	700	375,332
Nippon Paint Holdings	400	34,421
Nippon Telegraph & Telephone	12,000	273,167
Nissan Chemical	700	37,125
Nissin Foods Holdings	200	20,007
Nitori Holdings	900	188,642
Nitto Denko	1,700	103,228
Nomura Holdings	39,100	200,512
Nomura Real Estate Holdings	2,400	45,887
Nomura Research Institute	5,700	151,839
NTT Data	1,100	12,573
Obayashi	8,300	81,064
Obic	200	35,506
Olympus	12,400	245,918
Omron	2,400	175,741
Ono Pharmaceutical	4,900	148,178
Oracle Japan	700	82,379
Oriental Land	200	27,092
ORIX	7,500	93,538
Osaka Gas	3,200	62,683
Otsuka	2,100	103,063
Otsuka Holdings	3,200	140,538
Pan Pacific International Holdings	4,600	108,130
Panasonic	20,900	192,774
Recruit Holdings	1,300	49,268
Renesas Electronics *	6,900	43,455
Rinnai	1,100	101,824
Rohm	700	45,057
Santen Pharmaceutical	4,500	85,936
SCSK	500	27,131

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Secom	700	$66,362
Sega Sammy Holdings	1,100	12,767
Sekisui Chemical	7,600	121,278
Sekisui House	6,300	124,468
Seven & i Holdings	400	12,963
SG Holdings	1,300	59,860
Shimadzu	700	20,899
Shimano	300	63,570
Shimizu	17,100	131,485
Shin-Etsu Chemical	2,800	340,314
Shionogi	400	22,222
SMC	500	275,101
Softbank	7,400	97,271
Sohgo Security Services	600	28,062
Sompo Holdings	1,000	37,493
Sony	7,400	580,823
Square Enix Holdings	2,100	138,615
Stanley Electric	2,000	57,333
SUMCO	5,000	67,879
Sumitomo Electric Industries	5,100	60,004
Sumitomo Metal Mining	2,100	63,985
Sumitomo Mitsui Financial Group	1,300	38,093
Sumitomo Mitsui Trust Holdings	1,800	52,101
Sundrug	2,900	108,103
Sysmex	700	61,134
Taiheiyo Cement	1,100	27,876
Taisei	1,200	41,390
Taiyo Nippon Sanso	1,800	31,718
TDK	700	72,708
Teijin	2,600	40,825
Terumo	3,300	134,228
Toho Gas	900	39,759
Tokio Marine Holdings	1,800	82,928
Tokyo Electron	1,000	256,521
Tokyo Gas	600	13,335
Toppan Printing	3,400	52,892
Tosoh	5,400	80,099
Toyo Suisan Kaisha	1,500	85,357

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Toyoda Gosei	3,600	$78,540
Toyota Industries	1,800	104,857
Toyota Motor	6,800	447,568
Trend Micro	400	24,717
Tsuruha Holdings	900	120,336
Unicharm	2,700	117,850
Welcia Holdings	3,800	162,843
Yamada Denki	16,200	86,970
Yamaha	400	19,494
Yamato Holdings	1,600	41,861
Yokogawa Electric	900	14,703
Z Holdings	32,400	215,529
		15,303,939
MALAYSIA — 0.1%
Hartalega Holdings	42,400	168,383
Malayan Banking	47,400	83,531
MISC	34,100	62,224
Petronas Gas	4,400	17,441
QL Resources	26,500	61,125
RHB Bank	16,700	18,348
Sime Darby	99,200	52,070
Telekom Malaysia	43,200	43,016
Tenaga Nasional	11,000	28,673
Top Glove	9,200	57,991
		592,802
MEXICO — 0.1%
America Movil ADR, Cl L	9,860	119,996
Arca Continental	5,300	24,092
Gruma, Cl B	3,820	45,127
Kimberly-Clark de Mexico, Cl A	12,130	19,352
Wal-Mart de Mexico	49,500	118,536
		327,103
NETHERLANDS — 0.3%
Adyen *	54	91,110
Altice Europe *	6,428	28,479
ASML Holding	2,172	814,757
Galapagos *	129	17,416
Koninklijke Ahold Delhaize	5,035	152,086

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Koninklijke DSM	639	$102,453
Koninklijke Philips *	510	24,196
Koninklijke Vopak	1,476	81,187
NN Group	2,086	78,622
Randstad	1,741	90,917
Wolters Kluwer	998	81,952
		1,563,175
NORWAY — 0.0%
Gjensidige Forsikring *	2,260	48,349
Orkla	7,703	78,469
Schibsted, Cl B *	735	29,291
		156,109
PERU — 0.0%
Southern Copper	2,751	132,323

PHILIPPINES — 0.0%
Altus Property Ventures	2,298	594
Globe Telecom	2,355	101,376
PLDT	3,335	101,720
Robinsons Land	44,500	13,435
		217,125
POLAND — 0.0%
CD Projekt *	463	55,218
Cyfrowy Polsat*	5,016	39,228
Dino Polska *	183	11,115
Orange Polska *	27,151	53,274
		158,835
PORTUGAL — 0.0%
Jeronimo Martins SGPS	4,837	79,446

SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	15,000	36,515
Mapletree Commercial Trust ‡	21,400	30,098
Venture	4,000	58,170
Wilmar International	45,600	146,177
		270,960
SOUTH AFRICA — 0.1%
Anglo American Platinum	1,835	136,827

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
AngloGold Ashanti ADR	3,084	$91,009
Aspen Pharmacare Holdings *	8,608	69,085
Clicks Group	1,661	22,454
FirstRand	5,526	12,340
Gold Fields ADR	7,018	91,445
Impala Platinum Holdings	826	7,652
Kumba Iron Ore	1,143	35,853
Momentum Metropolitan Holdings	19,629	17,479
Sibanye Stillwater *	53,377	163,604
Vodacom Group	11,346	85,414
		733,162
SOUTH KOREA — 0.7%
Celltrion Pharm	163	15,237
CJ	579	39,383
CJ CheilJedang	213	72,968
Coway	221	14,846
DB Insurance	877	32,183
Doosan Bobcat	384	8,486
GS Retail	1,980	54,931
Hana Financial Group	1,304	30,807
Hanon Systems	2,490	27,068
Hyundai Marine & Fire Insurance	1,511	28,044
Hyundai Mobis	187	35,180
Kakao	74	25,389
KB Financial Group	2,990	92,329
Kia Motors	3,952	140,694
KMW *	1,006	64,628
Korea Investment Holdings	367	18,760
Korea Zinc	285	95,341
LG Electronics	297	21,051
LG Innotek	831	101,207
NAVER	1,251	338,953
NCSoft	203	141,180
Orion	1,002	118,622
Posco International	5,010	57,200
S-1, Cl 1	349	25,588
Samsung Card	2,068	50,091
Samsung Electronics	39,753	1,804,683

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Samsung Engineering *	1,194	$11,323
Samsung Securities	930	23,581
SK Hynix	1,453	91,924
Yuhan	1,024	57,749
		3,639,426
SPAIN — 0.1%
CaixaBank	71,250	157,689
Iberdrola	32,991	415,670
Industria de Diseno Textil	1,023	28,769
		602,128
SWEDEN — 0.4%
Alfa Laval *	759	18,580
Assa Abloy, Cl B	2,835	65,707
Atlas Copco, Cl A	7,734	357,528
Boliden	2,209	65,967
Epiroc, Cl A	4,152	61,828
Essity, Cl B *	1,600	55,060
Hennes & Mauritz, Cl B	9,726	155,500
Investor, Cl B	2,074	132,321
L E Lundbergforetagen, Cl B *	2,143	97,924
Nordea Bank Abp *	14,209	114,504
Sandvik *	8,754	172,086
Skandinaviska Enskilda Banken, Cl A *	1,885	18,695
Skanska, Cl B *	4,833	98,370
SKF, Cl B	7,597	151,732
Svenska Cellulosa SCA, Cl B *	1,784	23,012
Svenska Handelsbanken, Cl A *	11,177	112,632
Swedbank *	2,203	37,356
Swedish Match	983	74,772
Tele2, Cl B	3,954	56,157
Volvo, Cl B *	7,605	145,513
		2,015,244
SWITZERLAND — 0.9%
Baloise Holding	221	34,419
Chocoladefabriken Lindt & Spruengli	8	68,109
EMS-Chemie Holding	77	69,366
Geberit	316	181,942
Givaudan	55	230,916

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Kuehne + Nagel International *	809	$156,780
LafargeHolcim	1,309	62,106
Logitech International	886	66,129
Lonza Group	142	88,195
Nestle	10,564	1,268,023
Novartis	3,633	313,670
Partners Group Holding	76	77,252
Roche Holding	3,726	1,303,735
Sika	541	129,821
Sonova Holding *	280	65,520
Straumann Holding	47	46,194
Swiss Life Holding	60	24,256
Swiss Prime Site	605	54,520
Swisscom	309	171,053
Zurich Insurance Group	839	310,737
		4,722,743
TAIWAN — 1.2%
Accton Technology	15,000	119,733
Acer	42,000	33,248
Advantech	6,599	67,829
Airtac International Group	1,000	22,030
ASE Technology Holding	40,000	82,812
Asia Cement	71,000	102,140
Asustek Computer	6,000	49,642
Catcher Technology	15,000	101,920
Cathay Financial Holding	47,000	63,473
Chailease Holding	18,584	82,022
Chang Hwa Commercial Bank	111,051	68,758
Chicony Electronics	26,000	78,142
China Life Insurance	12,000	8,397
Chunghwa Telecom	21,000	77,645
Compal Electronics	17,000	10,680
CTBC Financial Holding	151,000	97,251
Delta Electronics	9,000	57,700
E.Sun Financial Holding	176,390	162,380
Eclat Textile	2,000	26,168
Feng TAY Enterprise	4,080	23,624
First Financial Holding	107,532	77,616

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Fubon Financial Holding	36,000	$52,185
Giant Manufacturing	8,000	82,683
Globalwafers	7,000	93,839
Hon Hai Precision Industry	85,000	221,537
Hotai Motor	5,000	101,135
Hua Nan Financial Holdings	49,633	30,402
Inventec	60,000	46,364
Lite-On Technology	57,000	90,130
MediaTek	17,000	319,750
Mega Financial Holding	55,000	54,499
Micro-Star International	30,000	138,298
Nien Made Enterprise	2,000	22,872
Novatek Microelectronics	21,000	170,555
Pegatron	31,000	65,729
Phison Electronics	5,000	46,976
Powertech Technology	27,000	79,588
Quanta Computer	36,000	93,989
Realtek Semiconductor	18,000	231,680
Shin Kong Financial Holding	192,622	54,244
SinoPac Financial Holdings	200,000	73,317
Standard Foods	7,000	15,164
Synnex Technology International	42,000	62,395
Taishin Financial Holding	129,938	58,397
Taiwan Business Bank	180,757	61,314
Taiwan Cement	93,388	135,768
Taiwan Cooperative Financial Holding	128,368	87,416
Taiwan Semiconductor Manufacturing ADR	25,013	1,982,280
Uni-President Enterprises	9,000	20,411
United Microelectronics	202,000	145,210
Vanguard International Semiconductor	23,000	72,918
Walsin Technology	10,000	54,714
Win Semiconductors	9,000	87,613
Wistron	113,000	122,016
Wiwynn	4,000	106,477
Yuanta Financial Holding	154,960	96,587
Zhen Ding Technology Holding	39,000	162,334
		6,753,996

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
THAILAND — 0.0%
Advanced Info Service NVDR	4,300	$25,271
Srisawad NVDR	6,000	8,799
		34,070
TURKEY — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii	9,187	24,366
Aselsan Elektronik Sanayi Ve Ticaret	10,646	23,586
BIM Birlesik Magazalar	12,171	112,729
Eregli Demir ve Celik Fabrikalari	11,493	13,665
Ford Otomotiv Sanayi	8,800	101,678
KOC Holding	13,760	27,983
Turkcell Iletisim Hizmetleri *	34,072	66,544
		370,551
UNITED KINGDOM — 0.6%
Admiral Group	4,382	154,512
Anglo American	623	15,241
Antofagasta	5,161	74,054
Ashtead Group	2,700	94,107
AstraZeneca	6,982	776,001
Auto Trader Group	3,946	29,827
BAE Systems	24,871	172,340
Berkeley Group Holdings	2,545	155,110
Croda International	333	26,265
Direct Line Insurance Group	15,499	60,993
Experian	4,503	167,611
GlaxoSmithKline	1,322	26,017
GVC Holdings *	6,160	65,632
Halma	3,072	91,097
Hikma Pharmaceuticals	4,104	130,097
JD Sports Fashion	11,168	108,017
Mondi	1,654	32,343
National Grid	6,327	71,535
Next	564	45,535
Persimmon	3,867	134,944
RELX	1,830	41,527
Rentokil Initial *	17,151	121,921
Rio Tinto	1,317	81,201
Sage Group	2,743	27,138
Smith & Nephew	6,861	139,211

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Spirax-Sarco Engineering	264	$36,179
SSE	5,040	84,978
Taylor Wimpey	17,219	28,262
Tesco	24,379	71,392
Unilever	464	27,624
Vodafone Group	17,686	26,245
Wm Morrison Supermarkets	16,424	42,250
		3,159,206
UNITED STATES — 14.4%
COMMUNICATION SERVICES — 1.1%
Activision Blizzard	2,853	238,282
Alphabet, Cl A *	1,818	2,962,486
Cable One	150	276,050
Electronic Arts *	1,261	175,872
Facebook, Cl A *	2,740	803,368
Match Group *	1,486	165,956
New York Times, Cl A	1,680	72,794
Spotify Technology *	267	75,337
T-Mobile US *	4,390	512,225
Verizon Communications	9,610	569,585
Zynga, Cl A *	4,242	38,432
		5,890,387
CONSUMER DISCRETIONARY — 2.2%
Amazon.com *	1,132	3,906,487
Aptiv	322	27,731
AutoNation *	4,486	255,074
AutoZone *	77	92,116
Best Buy	2,962	328,515
BorgWarner	3,795	154,039
Bright Horizons Family Solutions *	400	53,204
Brunswick	3,039	188,084
Burlington Stores *	731	143,956
CarMax *	268	28,657
Chipotle Mexican Grill, Cl A *	26	34,067
Choice Hotels International	455	45,177
Dick’s Sporting Goods	1,267	68,570
Dollar General	2,245	453,221
Domino’s Pizza	349	142,727

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
DR Horton	4,934	$352,140
eBay	2,102	115,147
Etsy *	310	37,107
Floor & Decor Holdings, Cl A *	582	42,626
Garmin	2,515	260,579
Gentex	5,203	140,741
Genuine Parts	462	43,631
Grand Canyon Education *	231	21,723
Hasbro	335	26,445
Home Depot	3,731	1,063,484
Leggett & Platt	1,349	55,309
Lennar, Cl A	3,288	246,008
LKQ *	8,745	277,567
Lowe’s	1,436	236,495
Lululemon Athletica *	473	177,692
Newell Brands	3,089	49,362
NIKE, Cl B	3,921	438,721
NVR *	42	175,070
O’Reilly Automotive *	145	67,516
Penske Automotive Group	1,516	71,510
Polaris	2,221	224,410
Pool	756	247,847
PulteGroup	5,419	241,633
Ross Stores	260	23,681
ServiceMaster Global Holdings *	787	31,401
Skechers U.S.A., Cl A *	2,717	81,103
Target	3,701	559,628
Tempur Sealy International *	1,102	94,265
Thor Industries	2,377	224,460
TJX	429	23,505
Tractor Supply	503	74,861
Wayfair, Cl A *	296	87,782
Whirlpool	843	149,818
Williams-Sonoma	2,959	259,682
		12,144,574
CONSUMER STAPLES — 1.1%
Boston Beer, Cl A *	72	63,503
Brown-Forman, Cl B	1,025	74,999

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Campbell Soup	1,984	$104,378
Casey’s General Stores	1,026	182,474
Church & Dwight	718	68,806
Clorox	473	105,715
Coca-Cola	2,550	126,302
Conagra Brands	6,196	237,679
Costco Wholesale	1,855	644,909
Estee Lauder, Cl A	1,057	234,358
Flowers Foods	2,090	51,121
General Mills	3,863	247,039
Hain Celestial Group *	3,082	101,059
Hershey	1,095	162,761
Hormel Foods	2,378	121,230
Ingredion	1,183	95,160
Kellogg	1,136	80,554
Kimberly-Clark	991	156,340
Kroger	7,217	257,503
Lamb Weston Holdings	511	32,116
McCormick	325	67,015
Mondelez International, Cl A	404	23,602
Monster Beverage *	523	43,859
Nu Skin Enterprises, Cl A	2,762	130,559
Philip Morris International	3,081	245,833
Procter & Gamble	6,155	851,421
Sprouts Farmers Market *	4,316	100,779
US Foods Holding *	1,142	27,808
Walmart	10,053	1,395,859
		6,034,741
FINANCIALS — 0.9%
Allstate	1,667	155,031
Ameriprise Financial	1,359	213,091
Aon, Cl A	610	121,994
Arch Capital Group *	944	29,774
Assurant	1,057	128,489
BlackRock, Cl A	391	232,328
Cincinnati Financial	616	48,917
Citizens Financial Group	1,326	34,304
Commerce Bancshares	858	51,111

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Credit Acceptance *	64	$24,755
East West Bancorp	8,680	319,250
Eaton Vance	2,193	89,957
Erie Indemnity, Cl A	385	82,174
Everest Re Group	181	39,834
Fidelity National Financial	2,434	79,908
First American Financial	1,333	70,076
First Citizens BancShares, Cl A	71	27,914
Goldman Sachs Group	109	22,331
Hartford Financial Services Group	570	23,057
Intercontinental Exchange	651	69,156
JPMorgan Chase	3,093	309,888
Kemper	364	28,268
KeyCorp	1,929	23,765
MarketAxess Holdings	454	220,617
Marsh & McLennan	2,023	232,463
MetLife	573	22,038
Morgan Stanley	7,120	372,091
Nasdaq	752	101,084
Primerica	604	75,409
Progressive	2,106	200,154
Prosperity Bancshares	2,493	135,918
Regions Financial	26,653	308,109
RenaissanceRe Holdings	507	93,156
SEI Investments	1,311	68,644
Signature Bank NY	916	88,879
State Street	1,272	86,610
SVB Financial Group *	552	140,970
T Rowe Price Group	1,614	224,685
Truist Financial	1,276	49,522
Western Alliance Bancorp	588	20,756
WR Berkley	759	47,096
		4,713,573
HEALTH CARE — 1.9%
Abbott Laboratories	559	61,194
AbbVie	7,145	684,277
ACADIA Pharmaceuticals *	1,911	75,657
AmerisourceBergen, Cl A	1,955	189,694

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Amgen	1,759	$445,590
Anthem	695	195,657
Biogen *	460	132,314
Bio-Rad Laboratories, Cl A *	336	170,886
Bio-Techne	146	37,297
Boston Scientific *	1,035	42,456
Bristol-Myers Squibb	3,057	190,145
Bruker	1,540	64,711
Cardinal Health	2,204	111,875
Centene *	834	51,141
Cerner	1,528	112,109
Charles River Laboratories International *	322	70,502
Chemed	363	187,711
Cigna	1,202	213,199
CVS Health	4,836	300,412
Danaher	1,783	368,136
DaVita *	1,954	169,529
DexCom *	268	114,010
Edwards Lifesciences *	1,839	157,860
Eli Lilly	1,765	261,908
Exelixis *	1,275	28,331
Gilead Sciences	1,311	87,509
HCA Healthcare	245	33,251
Henry Schein *	1,641	109,028
Hill-Rom Holdings	269	25,229
Horizon Therapeutics *	4,621	347,130
Humana	1,021	423,889
IDEXX Laboratories *	269	105,195
Johnson & Johnson	2,318	355,604
Laboratory Corp of America Holdings *	209	36,732
Masimo *	523	117,152
McKesson	1,160	177,990
Medtronic	3,173	341,002
Merck	2,767	235,942
Mettler-Toledo International *	55	53,393
Molina Healthcare *	758	140,207
Quest Diagnostics	1,935	215,249
Quidel *	425	74,783

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Regeneron Pharmaceuticals *	430	$266,570
ResMed	1,103	199,400
STERIS	735	117,335
Teladoc Health *	495	106,767
Teleflex	107	42,046
Thermo Fisher Scientific	372	159,581
United Therapeutics *	614	65,673
UnitedHealth Group	3,346	1,045,792
Universal Health Services, Cl B	509	56,168
Veeva Systems, Cl A *	284	80,165
Vertex Pharmaceuticals *	295	82,340
West Pharmaceutical Services	867	246,193
Zimmer Biomet Holdings	314	44,236
Zoetis, Cl A	1,789	286,419
		10,114,571
INDUSTRIALS — 1.9%
A O Smith	903	44,220
ADT	21,757	231,712
AECOM *	663	26,195
AGCO	1,515	107,717
Air Lease, Cl A	1,150	35,742
Allegion	1,479	152,914
AMETEK	835	84,085
Armstrong World Industries	811	59,803
Axon Enterprise *	290	24,847
BWX Technologies	697	38,760
Carlisle	491	64,296
CH Robinson Worldwide	395	38,829
Cintas	604	201,277
Clean Harbors *	375	22,912
Colfax *	5,686	189,230
Copart *	2,344	242,182
CoStar Group *	244	207,058
Cummins	1,555	322,274
Curtiss-Wright	312	31,924
Donaldson	573	28,856
Dover	2,179	239,341
Eaton	3,041	310,486

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Emerson Electric	894	$62,106
Expeditors International of Washington	1,192	105,361
Fastenal	4,329	211,515
Fortune Brands Home & Security	2,766	232,565
Gates Industrial *	5,024	56,721
Generac Holdings *	418	79,412
HD Supply Holdings *	1,308	51,875
HEICO	316	34,735
Honeywell International	236	39,070
Howmet Aerospace	3,066	53,716
Hubbell, Cl B	1,115	161,586
IDEX	511	92,098
IHS Markit	1,423	113,726
Illinois Tool Works	882	174,239
Ingersoll Rand *	2,928	102,656
ITT	3,041	191,005
Jacobs Engineering Group	1,573	141,995
JB Hunt Transport Services	1,715	241,026
Johnson Controls International	2,101	85,574
Kansas City Southern	1,008	183,496
Knight-Swift Transportation Holdings, Cl A	1,917	87,147
Landstar System	1,364	181,535
Lennox International	292	81,857
Lockheed Martin	670	261,474
ManpowerGroup	1,733	127,046
Masco	5,287	308,232
Middleby *	386	37,789
MSC Industrial Direct, Cl A	2,118	139,576
Nordson	327	60,982
Old Dominion Freight Line	1,417	286,489
Oshkosh	1,105	85,096
Owens Corning	3,111	210,428
PACCAR	2,250	193,140
Parker-Hannifin	361	74,370
Pentair	1,994	90,009
Quanta Services	2,439	124,999
Regal Beloit	1,662	164,305
Republic Services, Cl A	2,182	202,315

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Robert Half International	1,749	$93,047
Rockwell Automation	604	139,240
Roper Technologies	292	124,740
Schneider National, Cl B	8,088	218,861
Snap-on	615	91,186
Stanley Black & Decker	297	47,906
Teledyne Technologies *	573	179,699
Timken	2,838	153,791
Toro	1,067	80,324
Trane Technologies	2,828	334,807
TransUnion	778	67,468
Trinity Industries	1,897	38,832
Union Pacific	1,092	210,145
United Rentals *	1,470	260,264
Verisk Analytics, Cl A	681	127,122
Waste Management	306	34,884
Watsco	340	83,297
WW Grainger	430	157,135
XPO Logistics *	1,670	147,411
Xylem	922	73,926
		10,500,011
INFORMATION TECHNOLOGY — 4.5%
Accenture, Cl A	2,361	566,475
Adobe *	1,183	607,340
Akamai Technologies *	1,702	198,164
Amdocs	1,115	68,272
Analog Devices	302	35,298
ANSYS *	546	185,100
Apple	50,440	6,508,778
Applied Materials	6,612	407,299
Arrow Electronics *	896	70,390
Aspen Technology *	716	90,954
Atlassian, Cl A *	160	30,682
Automatic Data Processing	211	29,348
Avalara *	1,927	255,154
Booz Allen Hamilton Holding, Cl A	3,423	301,429
Broadridge Financial Solutions	659	90,547
CACI International, Cl A *	348	81,498

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cadence Design Systems *	1,402	$155,496
CDW	1,777	201,956
Ciena *	3,199	181,607
Cirrus Logic *	580	35,142
Cisco Systems	1,008	42,558
Citrix Systems	346	50,239
Cognex	1,058	73,203
Cognizant Technology Solutions, Cl A	862	57,633
Coupa Software *	605	198,283
DocuSign, Cl A *	827	184,421
Entegris	3,429	229,366
EPAM Systems *	413	135,092
F5 Networks *	272	35,994
Fair Isaac *	423	177,994
Fortinet *	567	74,847
Genpact	1,379	58,166
Global Payments	132	23,314
Intel	7,525	383,399
Intuit	249	86,002
Jabil	2,183	74,550
Jack Henry & Associates	665	110,004
Keysight Technologies *	2,122	209,060
KLA	1,217	249,655
Lam Research	1,386	466,167
Leidos Holdings	1,748	158,177
Lumentum Holdings *	2,173	186,878
Manhattan Associates *	977	95,013
Microchip Technology	303	33,239
Micron Technology *	5,605	255,084
Microsoft	22,941	5,173,884
MKS Instruments	896	107,099
Monolithic Power Systems	510	136,236
Motorola Solutions	416	64,376
NortonLifeLock	8,916	209,704
Nuance Communications *	6,338	189,887
NVIDIA	2,408	1,288,232
Okta, Cl A *	237	51,043
Paycom Software *	142	42,523

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
PayPal Holdings *	1,649	$336,627
Qorvo *	2,255	289,249
QUALCOMM	5,489	653,740
RingCentral, Cl A *	199	57,863
ServiceNow *	202	97,368
Skyworks Solutions	1,878	272,028
SolarEdge Technologies *	931	205,891
Splunk *	200	43,866
SYNNEX	1,634	207,763
Synopsys *	885	195,851
Teradyne	4,175	354,750
Texas Instruments	710	100,927
Tyler Technologies *	69	23,826
Ubiquiti	676	122,863
Universal Display	220	38,610
VeriSign *	386	82,913
Visa, Cl A	1,522	322,649
Western Union	2,046	48,265
Zebra Technologies, Cl A *	469	134,383
Zendesk *	600	57,828
Zscaler *	321	46,012
		24,705,523
MATERIALS — 0.6%
Air Products & Chemicals	1,552	453,588
Albemarle	583	53,059
AptarGroup	500	59,195
Ardagh Group, Cl A	1,529	23,271
Avery Dennison	189	21,809
Ball	1,222	98,212
Cabot	575	21,281
Celanese, Cl A	363	36,717
Chemours	7,409	153,070
Crown Holdings *	2,749	211,261
Eagle Materials	274	22,405
Eastman Chemical	1,712	125,164
Ecolab	581	114,503
Element Solutions *	2,957	31,788
FMC	1,191	127,270

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Graphic Packaging Holding	1,525	$21,319
Martin Marietta Materials	103	20,896
NewMarket	88	32,779
Newmont	2,509	168,806
Packaging Corp of America	1,010	102,252
PPG Industries	409	49,244
Reliance Steel & Aluminum	1,453	152,376
Royal Gold	575	78,384
RPM International	1,488	126,138
Scotts Miracle-Grow	1,905	321,050
Sherwin-Williams	438	293,920
Silgan Holdings	925	35,206
Sonoco Products	490	25,985
Valvoline	7,678	156,631
		3,137,579
REAL ESTATE — 0.1%
CBRE Group, Cl A *	2,325	109,345
Equity Commonwealth ‡	734	23,040
Life Storage ‡	231	24,354
Medical Properties Trust ‡	3,794	70,493
Sun Communities ‡	454	67,682
Taubman Centers ‡	984	37,687
		332,601
UTILITIES — 0.1%
American Water Works	155	21,908
CMS Energy	804	48,634
NextEra Energy	1,037	289,499
Xcel Energy	516	35,849
		395,890
		77,969,450
Total Common Stock
(Cost $113,518,576)		144,894,801

PREFERRED STOCK — 0.0%
BRAZIL — 0.0%
Lojas Americanas (1)	6,400	37,733
(Cost $22,018)		37,733

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

SHORT-TERM INVESTMENT — 1.9%
	Shares	Value
DWS Government Money Market Series, Institutional Shares, 0.060% (A)	10,300,387	$10,300,387
Total Short-Term Investment (Cost $10,300,387)		10,300,387
Total Investments — 99.9%
(Cost $472,455,664)		$542,714,372

A list of the open futures contracts held by the Fund at August 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	3	Sep-2020	$286,794	$285,015	$(1,779)
MSCI Emerging Markets	4	Sep-2020	219,127	220,080	953
S&P 500 Index E-MINI	7	Sep-2020	1,180,576	1,224,615	44,039
S&P TSX 60 Index	7	Sep-2020	1,003,627	1,061,525	57,898
SGX Nifty 50	106	Sep-2020	2,436,606	2,409,486	(27,120)
			$5,126,730	$5,200,721	$73,991

A list of open total return swap agreements held by the Fund at August 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	02/22/2021	USD	4,373,212	$39,914	$39,914

Percentages are based on Net Assets of $543,288,257.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of August 31, 2020.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

S&P— Standard & Poor’s

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$387,481,451	$—	$—	$387,481,451
Common Stock
Australia	—	1,814,436	—	1,814,436
Austria	—	97,946	—	97,946
Belgium	—	22,630	—	22,630
Brazil	396,878	—	—	396,878
Canada	2,790,584	—	—	2,790,584
China	—	2,459,019	—	2,459,019
Denmark	—	1,404,648	—	1,404,648
Finland	—	808,019	—	808,019
France	—	2,556,746	—	2,556,746
Germany	—	2,324,674	—	2,324,674
Hong Kong	—	10,333,836	—	10,333,836
Hungary	—	140,949	—	140,949
Indonesia	—	136,423	—	136,423
Ireland	44,209	—	—	44,209
Italy	—	762,011	—	762,011
Japan	—	15,303,939	—	15,303,939
Malaysia	—	592,802	—	592,802
Mexico	327,103	—	—	327,103
Netherlands	—	1,563,175	—	1,563,175
Norway	—	156,109	—	156,109
Peru	132,323	—	—	132,323
Philippines	—	217,125	—	217,125
Poland	—	158,835	—	158,835
Portugal	—	79,446	—	79,446
Singapore	—	270,960	—	270,960
South Africa	182,454	550,708	—	733,162
South Korea	—	3,639,426	—	3,639,426
Spain	—	602,128	—	602,128
Sweden	—	2,015,244	—	2,015,244
Switzerland	—	4,722,743	—	4,722,743

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
AUGUST 31, 2020

Investments in Securities	Level 1	Level 2	Level 3	Total
Taiwan	$1,982,280	$4,771,716	$—	$6,753,996
Thailand	—	34,070	—	34,070
Turkey	—	370,551	—	370,551
United Kingdom	—	3,159,206	—	3,159,206
United States	77,969,450	—	—	77,969,450
Total Common Stock	83,825,281	61,069,520	—	144,894,801
Preferred Stock
Brazil	37,733	—	—	37,733
Short-Term Investment	10,300,387	—	—	10,300,387
Total Investments in Securities	$481,644,852	$61,069,520	$—	$542,714,372

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$102,890	$—	$—	$102,890
Unrealized Depreciation	(28,899)	—	—	(28,899)
Total Return Swap^
Unrealized Appreciation	—	39,914	—	39,914
Total Other Financial Instruments	$73,991	$39,914	$—	$113,905

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2020, there were no transfer in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
EQUITY FUNDS — 98.1%
AQR TM Emerging Multi-Style Fund, Cl R6	428,149	$4,551,221
AQR TM International Multi-Style Fund, Cl R6	729,952	7,671,800
AQR TM Large Capital Multi-Style Fund, Cl R6	741,028	11,026,497
Avantis Emerging Markets Equity ETF	34,062	1,787,914
Avantis International Equity ETF	12,214	614,853
Avantis International Small Capital Value ETF	15,843	764,583
DFA Emerging Markets Portfolio, Cl I	125,218	3,462,272
DFA Emerging Markets Small Capital Portfolio, Cl I	77,525	1,545,855
DFA Emerging Markets Targeted Value Portfolio, Cl I	33,303	324,705
DFA International High Relative Profitability Portfolio, Cl I	180,171	2,014,316
DFA International Small Capital Growth Portfolio, Cl I	20,547	313,135
DFA International Small Capital Value Portfolio, Cl I	112,789	1,879,057
DFA Large Capital International Portfolio, Cl I	164,747	3,673,864
DFA Real Estate Securities Portfolio, Cl I	98,175	3,583,378
DFA TA US Core Equity 2 Portfolio, Cl I	225,676	4,594,769
DFA Tax-Managed International Value Portfolio, Cl I	156,030	1,964,416
DFA Tax-Managed US Equity Portfolio, Cl I	171,624	6,490,802
DFA Tax-Managed US Marketwide Value Portfolio, Cl I	153,815	4,336,057
DFA Tax-Managed US Small Capital Portfolio, Cl I	46,059	1,794,461
DFA Tax-Managed US Targeted Value Portfolio, Cl I	170,824	4,890,683

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2020

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value
EQUITY FUNDS — continued
DFA US High Relative Profitability Portfolio, Cl I	285,964	$4,503,939
iShares Edge MSCI Min Vol Global ETF	92,346	8,593,719
Schwab International Small-Capital Equity ETF	14,523	478,823
Vanguard Small-Capital Value ETF	7,425	857,959
Vanguard U.S. Value Factor ETF	11,776	757,432
Vanguard US Quality Factor ETF	4,573	395,129
Total Registered Investment Companies
(Cost $73,804,383)		82,871,639

SHORT-TERM INVESTMENT — 1.7%
DWS Government Money Market Series, Institutional Shares 0.060% (A)
(Cost $1,447,906)	1,447,906	1,447,906
Total Investments — 99.8%
(Cost $75,252,289)		$84,319,545

A list of open total return swap agreements held by the Fund at August 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	02/22/2021	USD	1,535,906	$102,809	$102,809

Percentages are based on Net Assets of $84,457,773.

(A)	The rate reported is the 7-day effective yield as of August 31, 2020.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
AUGUST 31, 2020

The following table summarizes the inputs used as of August 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$82,871,639	$—	$—	$82,871,639
Short-Term Investment	1,447,906	—	—	1,447,906
Total Investments in Securities	$84,319,545	$—	$—	$84,319,545

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$—	$102,809	$—	$102,809
Total Other Financial Instruments	$—	$102,809	$—	$102,809

^	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0.

For the year ended August 31, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.3%
	Shares	Value
FIXED INCOME FUNDS — 99.3%
iShares Core 1-5 Year USD Bond ETF, Cl 5	649,488	$33,572,035
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	9,616,243	104,720,890
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	10,082,663	117,261,370
Total Registered Investment Companies
(Cost $237,844,620)		255,554,295

SHORT-TERM INVESTMENT — 0.8%
DWS Government Money Market Series, Institutional Shares, 0.060% (B)
(Cost $2,045,436)	2,045,436	2,045,436
Total Investments — 100.1%
(Cost $239,890,056)		$257,599,731

Percentages are based on Net Assets of $257,445,939.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2020.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of August 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.6%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.6%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	633,679	$6,729,673
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	1,513,223	15,434,874
iShares National Muni Bond ETF	11,797	1,368,216
iShares Short-Term National Muni Bond ETF	24,688	2,668,032
Total Registered Investment Companies
(Cost $25,940,915)		26,200,795

SHORT-TERM INVESTMENT — 1.1%
DWS Government Money Market Series, Institutional Shares, 0.060% (B)
(Cost $290,896)	290,896	290,896
Total Investments — 98.7%
(Cost $26,231,811)		$26,491,691

Percentages are based on Net Assets of $26,837,324.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2020.

Cl — Class

ETF — Exchange-Traded Fund

As of August 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.0%
	Shares	Value
FIXED INCOME FUNDS — 99.0%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,557,663	$27,801,798
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	16,864,626	196,135,599
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	5,044,806	174,651,200
Total Registered Investment Companies
(Cost $370,797,375)		398,588,597

SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 0.060% (B)
(Cost $3,861,776)	3,861,776	3,861,776
Total Investments — 100.0%
(Cost $374,659,151)		$402,450,373

Percentages are based on Net Assets of $402,556,526.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2020.

Cl — Class

As of August 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
AUGUST 31, 2020

SECTOR WEIGHTINGS† (Unaudited)

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 100.3%
	Shares	Value
EQUITY FUNDS — 100.3%
AQR Alternative Risk Premia Fund, Cl R6	30,657	$233,603
AQR Diversified Arbitrage Fund, Cl R6 (A)	47,037	468,961
AQR Managed Futures Strategy Fund, Cl R6	27,655	229,534
Total Registered Investment Companies
(Cost $930,821)		932,098

SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 0.060% (B)
(Cost $9,530)	9,530	9,530
Total Investments — 101.3%
(Cost $940,351)		$941,628

Percentages are based on Net Assets of $929,283.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of August 31, 2020.

Cl — Class

As of August 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the year ended August 31, 2020, there were no transfers in or out of Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Statements of Assets and Liabilities
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value †	$556,242,265	$290,454,588	$542,714,372	$84,319,545
Deposit of Foreign Currency at Broker, at Value ††	—	642,674	495,681	—
Foreign Currency, at Value †††	—	248,666	366,193	—
Receivable for Capital Shares Sold	412,024	228,228	405,202	108,244
Dividends and Interest Receivable	155,023	192,475	238,576	—
Unrealized Appreciation on Swap Contracts	139,605	—	39,914	102,809
Cash Collateral on Swap Contract Received from Counterparty	120,000	—	200,000	88,000
Cash Collateral on Futures Contracts	100,111	113,073	99,085	—
Unrealized Appreciation on Futures Contracts	94,368	80,942	102,890	—
Reclaim Receivable	91	127,756	100,271	—
Receivable for Investment Securities Sold	—	—	2,605	—
Prepaid Expenses	14,933	8,694	14,309	3,684
Total Assets	557,278,420	292,097,096	544,779,098	84,622,282

Liabilities:
Payable for Capital Shares Redeemed	810,791	389,389	847,941	16,124
Payable Due to Adviser	138,628	61,389	101,944	7,932
Shareholder Servicing Fees Payable	88,450	52,779	97,721	10,378
Payable Due to Administrator	17,261	9,144	16,976	2,556
Audit Fees Payable	14,719	14,719	14,719	14,719
Trustees Fees Payable	6,094	6,094	6,094	6,094
Transfer Agent Fees Payable	4,709	4,408	4,456	4,155
Chief Compliance Officer Fees Payable	3,618	1,926	3,570	524
Payable for Investment Securities Purchased	—	—	2,619	—
Unrealized Depreciation on Swap Contracts	—	2,976	—	—
Due to Broker for Futures	—	436,368	277,851	—
Unrealized Depreciation on Spot Currency Contracts	—	14	—	—
Obligation to return cash collateral on Swap Contract received from Counterparty	—	—	—	88,000
Unrealized Depreciation on Futures Contracts	—	37,622	28,899	—
Other Accrued Expenses	32,929	79,530	88,051	14,027
Total Liabilities	1,117,199	1,096,358	1,490,841	164,509

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

STATEMENTS OF ASSETS AND LIABILITIES - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Assets	$556,161,221	$291,000,738	$543,288,257	$84,457,773

† Cost of Investments	$475,163,153	$260,695,459	$472,455,664	$75,252,289
†† Cost of Foreign Currency, at Broker	—	684,603	527,890	—
††† Cost of Foreign Currency	—	241,845	360,121	—

Net Assets Consist of:
Paid-in Capital	$484,952,248	$280,021,182	$491,940,872	$77,473,719
Total Distributable Earnings	71,208,973	10,979,556	51,347,385	6,984,054
Net Assets	$556,161,221	$291,000,738	$543,288,257	$84,457,773

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	50,247,215	28,176,733	50,323,205	7,643,652
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$11.07	$10.33	$10.80	$11.05

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

STATEMENTS OF ASSETS AND LIABILITIES
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value †	$257,599,731	$26,491,691	$402,450,373	$941,628
Dividends and Interest Receivable	359,135	11,610	493,742	—
Receivable for Capital Shares Sold	85,869	106,311	305,364	—
Receivable for Investment Securities Sold	—	267,428	—	19,530
Prepaid Expenses	10,844	2,899	11,522	2,177
Total Assets	258,055,579	26,879,939	403,261,001	963,335

Liabilities:
Payable for Capital Shares Redeemed	467,591	468	495,448	—
Shareholder Servicing Fees Payable	42,807	3,641	69,436	355
Payable Due to Adviser	41,108	4,376	72,293	235
Audit Fees Payable	14,719	14,719	14,719	14,719
Payable Due to Administrator	8,134	828	12,803	29
Trustees Fees Payable	6,094	6,094	6,094	6,094
Transfer Agent Fees Payable	4,051	3,969	4,197	3,685
Income Distributions Payable	1,987	37	883	—
Chief Compliance Officer Fees Payable	1,753	174	2,763	6
Other Accrued Expenses	21,396	8,309	25,839	8,929
Total Liabilities	609,640	42,615	704,475	34,052

Net Assets	$257,445,939	$26,837,324	$402,556,526	$929,283

† Cost of Investments	$239,890,056	$26,231,811	$374,659,151	$940,351

Net Assets Consist of:
Paid-in Capital	$239,575,894	$26,580,364	$374,295,824	$966,185
Total Distributable Earnings (Loss)	17,870,045	256,960	28,260,702	(36,902)
Net Assets	$257,445,939	$26,837,324	$402,556,526	$929,283

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	23,562,533	2,605,475	37,014,280	98,738
Class I Shares Net Asset Value, Offering and Redemption Price Per Share	$10.93	$10.30	$10.88	$9.41

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2020

Statements of Operations
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$8,449,418	$9,054,838	$11,719,137	$888,650
Less: Foreign Taxes Withheld	(621)	(303,072)	(233,437)	—
Total Investment Income	8,448,797	8,751,766	11,485,700	888,650

Expenses:
Investment Advisory Fees	2,851,201	1,937,503	3,263,361	343,165
Shareholder Servicing Fees	601,123	320,189	600,923	56,604
Administration Fees	191,487	102,250	191,347	19,506
Chief Compliance Officer Fees	19,523	10,406	18,899	4,538
Trustees’ Fees	19,434	19,434	19,434	19,434
Legal Fees	95,359	50,935	95,425	9,282
Custodian Fees	56,924	145,228	181,417	4,449
Registration Fees	48,590	37,919	47,778	31,071
Printing Fees	23,703	18,454	25,546	3,281
Transfer Agent Fees	19,558	16,525	19,424	13,413
Offering Costs	16,994	9,466	17,618	227
Audit Fees	11,688	14,188	14,188	11,688
Insurance and Other Expenses	5,452	79,075	82,320	4,197

Total Expenses	3,961,036	2,761,572	4,577,680	520,855
Less:
Waiver of Investment Advisory Fees	(1,223,567)	(863,716)	(1,471,929)	(205,898)
Reimbursement by Investment Adviser	(249,142)	(98,744)	(412,180)	(93,220)
Net Expenses	2,488,327	1,799,112	2,693,571	221,737

Net Investment Income	5,960,470	6,952,654	8,792,129	666,913

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2020

STATEMENTS OF OPERATIONS - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments Sold	$(18,285,424)	$(18,916,421)	$(24,269,179)	$(2,712,659)
Net Realized Gain on Futures Contracts	442,005	134,577	240,995	—
Net Realized Loss on Foreign Currency Transactions	—	(46,635)	(37,592)	—
Net Realized Gain Received on Distributions from Registered Investment Companies	5,865,873	—	3,305,254	279,108
Net Realized Gain on Swap Contracts	799,659	222,389	727,491	48,406
Net Change in Unrealized Appreciation on Investments	48,611,397	26,090,380	47,800,538	8,529,450
Net Change in Unrealized Appreciation on Futures Contracts	53,559	87,045	60,004	—
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	(17,874)	171,588	88,127	113,657
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	—	56,575	122,657	—
Net Realized and Unrealized Gain on Investments, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	37,469,195	7,799,498	28,038,295	6,257,962
Net Increase in Net Assets Resulting from Operations	$43,429,665	$14,752,152	$36,830,424	$6,924,875

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
YEAR ENDED AUGUST 31, 2020

STATEMENTS OF OPERATIONS
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$5,315,182	$222,749	$10,579,294	$19,824
Total Investment Income	5,315,182	222,749	10,579,294	19,824

Expenses:
Investment Advisory Fees	1,064,896	85,299	2,042,988	11,814
Shareholder Servicing Fees	270,027	19,765	458,001	2,846
Administration Fees	87,539	6,710	145,329	339
Trustees’ Fees	19,434	19,434	19,434	19,434
Chief Compliance Officer Fees	12,335	1,583	17,720	33
Legal Fees	43,893	3,250	73,159	170
Registration Fees	40,959	23,625	44,629	19,966
Custodian Fees	17,262	1,869	28,012	404
Transfer Agent Fees	16,340	13,139	18,171	12,558
Printing Fees	14,936	1,747	19,289	593
Audit Fees	11,688	11,688	11,688	11,688
Offering Costs	6,646	59	11,547	5
Insurance and Other Expenses	3,608	3,421	2,971	6,697

Total Expenses	1,609,563	191,589	2,892,938	86,547
Less:
Waiver of Investment Advisory Fees	(473,289)	(39,927)	(1,060,776)	(9,067)
Reimbursement by Investment Adviser	(166,041)	(77,251)	(142,780)	(72,901)
Net Expenses	970,233	74,411	1,689,382	4,579

Net Investment Income	4,344,949	148,338	8,889,912	15,245

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	173,023	(3,134)	682,825	(34,625)
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,668,486	178,662	3,291,323	(20,215)
Net Realized and Unrealized Gain (Loss) on Investments	7,841,509	175,528	3,974,148	(54,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,186,458	$323,866	$12,864,060	$(39,595)

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	US Equity Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$5,960,470	$4,696,228
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(11,177,887)	2,644,925
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	48,647,082	32,653,368
Net Increase in Net Assets Resulting from Operations	43,429,665	39,994,521

Distributions	(10,539,740)	(1,675,473)

Capital Share Transactions:
Class I Shares:
Issued	168,210,708	567,425,503
Reinvestment of Distributions	10,534,370	1,675,473
Redeemed	(162,240,235)	(100,653,571)
Net Class I Share Transactions	16,504,843	468,447,405
Net Increase in Net Assets from Share Transactions	16,504,843	468,447,405
Total Increase in Net Assets	49,394,768	506,766,453

Net Assets:
Beginning of Year/Period	506,766,453	—
End of Year/Period	$556,161,221	$506,766,453

Share Transactions:
Class I Shares:
Issued	17,153,658	57,531,373
Reinvestment of Distributions	929,777	184,118
Redeemed	(15,732,443)	(9,819,268)
Net Increase in Shares Outstanding from Share Transactions	2,350,992	47,896,223

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

Statements of Changes in Net Assets
	International Equity Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$6,952,654	$5,237,469
Net Realized Loss on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(18,606,090)	(1,862,476)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	26,405,588	3,390,715
Net Increase in Net Assets Resulting from Operations	14,752,152	6,765,708

Distributions	(8,354,916)	(2,183,388)

Capital Share Transactions:
Class I Shares:
Issued	89,646,203	308,823,565
Reinvestment of Distributions	8,351,570	2,183,388
Redeemed	(78,293,778)	(50,689,766)
Net Class I Share Transactions	19,703,995	260,317,187
Net Increase in Net Assets from Share Transactions	19,703,995	260,317,187
Total Increase in Net Assets	26,101,231	264,899,507

Net Assets:
Beginning of Year/Period	264,899,507	—
End of Year/Period	$291,000,738	$264,899,507

Share Transactions:
Class I Shares:
Issued	9,372,629	30,665,775
Reinvestment of Distributions	758,544	226,024
Redeemed	(7,944,913)	(4,901,326)
Net Increase in Shares Outstanding from Share Transactions	2,186,260	25,990,473

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Equity Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$8,792,129	$6,963,178
Net Realized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(20,033,031)	207,454
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	48,071,326	22,377,176
Net Increase in Net Assets Resulting from Operations	36,830,424	29,547,808

Distributions	(12,370,350)	(2,660,497)

Capital Share Transactions:
Class I Shares:
Issued	155,369,402	578,259,771
Reinvestment of Distributions	12,369,739	2,660,497
Redeemed	(156,344,792)	(100,373,745)
Net Class I Share Transactions	11,394,349	480,546,523
Net Increase in Net Assets from Share Transactions	11,394,349	480,546,523
Total Increase in Net Assets	35,854,423	507,433,834

Net Assets:
Beginning of Year/Period	507,433,834	—
End of Year/Period	$543,288,257	$507,433,834

Share Transactions:
Class I Shares:
Issued	15,971,827	58,111,094
Reinvestment of Distributions	1,101,690	285,155
Redeemed	(15,389,952)	(9,756,609)
Net Increase in Shares Outstanding from Share Transactions	1,683,565	48,639,640

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Tax-Managed Global Equity Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$666,913	$106,628
Net Realized Loss on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(2,385,145)	(31,975)
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contracts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	8,643,107	526,958
Net Increase in Net Assets Resulting from Operations	6,924,875	601,611

Distributions	(539,136)	(3,296)

Capital Share Transactions:
Class I Shares:
Issued	67,358,019	28,640,183
Reinvestment of Distributions	526,015	3,296
Redeemed	(17,046,571)	(2,007,223)
Net Class I Share Transactions	50,837,463	26,636,256
Net Increase in Net Assets from Share Transactions	50,837,463	26,636,256
Total Increase in Net Assets	57,223,202	27,234,571

Net Assets:
Beginning of Year/Period	27,234,571	—
End of Year/Period	$84,457,773	$27,234,571

Share Transactions:
Class I Shares:
Issued	6,765,511	2,783,966
Reinvestment of Distributions	45,740	353
Redeemed	(1,763,225)	(188,693)
Net Increase in Shares Outstanding from Share Transactions	5,048,026	2,595,626

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Fixed Income Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$4,344,949	$2,977,009
Net Realized Gain on Investments	173,023	146,607
Net Change in Unrealized Appreciation on Investments	7,668,486	10,041,189
Net Increase in Net Assets Resulting from Operations	12,186,458	13,164,805

Distributions	(4,504,939)	(2,976,279)

Capital Share Transactions:
Class I Shares:
Issued	112,825,729	235,234,437
Reinvestment of Distributions	4,483,034	2,976,247
Redeemed	(69,118,591)	(46,824,962)
Net Class I Share Transactions	48,190,172	191,385,722
Net Increase in Net Assets from Share Transactions	48,190,172	191,385,722
Total Increase in Net Assets	55,871,691	201,574,248

Net Assets:
Beginning of Year/Period	201,574,248	—
End of Year/Period	$257,445,939	$201,574,248

Share Transactions:
Class I Shares:
Issued	10,592,719	23,256,893
Reinvestment of Distributions	417,988	287,747
Redeemed	(6,443,195)	(4,549,619)
Net Increase in Shares Outstanding from Share Transactions	4,567,512	18,995,021

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Municipal Fixed Income Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$148,338	$38,463
Net Realized Loss on Investments	(3,134)	(149)
Net Change in Unrealized Appreciation on Investments	178,662	81,218
Net Increase in Net Assets Resulting from Operations	323,866	119,532

Distributions	(148,299)	(38,139)

Capital Share Transactions:
Class I Shares:
Issued	24,211,713	9,841,507
Reinvestment of Distributions	147,464	37,879
Redeemed	(6,339,998)	(1,318,201)
Net Class I Share Transactions	18,019,179	8,561,185
Net Increase in Net Assets from Share Transactions	18,019,179	8,561,185
Total Increase in Net Assets	18,194,746	8,642,578

Net Assets:
Beginning of Year/Period	8,642,578	—
End of Year/Period	$26,837,324	$8,642,578

Share Transactions:
Class I Shares:
Issued	2,366,533	970,457
Reinvestment of Distributions	14,392	3,723
Redeemed	(620,027)	(129,603)
Net Increase in Shares Outstanding from Share Transactions	1,760,898	844,577

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Fixed Income Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$8,889,912	$6,779,255
Net Realized Gain on Investments	682,825	484,192
Net Change in Unrealized Appreciation on Investments	3,291,323	24,499,899
Net Increase in Net Assets Resulting from Operations	12,864,060	31,763,346

Distributions	(9,589,255)	(6,777,449)

Capital Share Transactions:
Class I Shares:
Issued	138,929,465	404,450,934
Reinvestment of Distributions	9,577,313	6,776,920
Redeemed	(117,811,522)	(67,627,286)
Net Class I Share Transactions	30,695,256	343,600,568
Net Increase in Net Assets from Share Transactions	30,695,256	343,600,568
Total Increase in Net Assets	33,970,061	368,586,465

Net Assets:
Beginning of Year/Period	368,586,465	—
End of Year/Period	$402,556,526	$368,586,465

Share Transactions:
Class I Shares:
Issued	13,016,354	39,942,278
Reinvestment of Distributions	900,014	662,692
Redeemed	(10,963,850)	(6,543,208)
Net Increase in Shares Outstanding from Share Transactions	2,952,518	34,061,762

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Alternatives Fund
	Year Ended August 31, 2020	Period Ended August 31, 2019*
Operations:
Net Investment Income	$15,245	$963
Net Realized Loss on Investments	(34,625)	(1,451)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(20,215)	21,492
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,595)	21,004

Ordinary Distributions	(16,020)	(2,291)
Return of Capital	(911)	—

Capital Share Transactions:
Class I Shares:
Issued	36,613	849,369
Reinvestment of Distributions	16,931	2,291
Redeemed	(2,489)	(35,619)
Net Class I Share Transactions	51,055	816,041
Net Increase in Net Assets from Share Transactions	51,055	816,041
Total Increase (Decrease) in Net Assets	(5,471)	834,754

Net Assets:
Beginning of Year/Period	934,754	100,000
End of Year/Period	$929,283	$934,754

Share Transactions:
Class I Shares:
Issued (**including 10,000 seed shares)	3,823	96,842 **
Reinvestment of Distributions	1,754	239
Redeemed	(278)	(3,642)
Net Increase in Shares Outstanding from Share Transactions	5,299	93,439

*	The Fund commenced operations on November 12, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

Financial Highlights
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.58	$10.00
Income from Operations:
Net Investment Income(1)	0.12	0.11
Net Realized and Unrealized Gain	0.59	0.51
Total from Operations	0.71	0.62
Dividends and Distributions:
Net Investment Income	(0.12)	(0.04)
Net Realized Gain	(0.10)	—
Total Dividends and Distributions	(0.22)	(0.04)
Net Asset Value, End of Year/Period	$11.07	$10.58
Total Return†	6.73%	6.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$556,161	$506,766
Ratio of Expenses to Average Net Assets(2)	0.48%	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.76%	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.15%	1.32	%**
Portfolio Turnover Rate	83%	22	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.19	$10.00
Income from Operations:
Net Investment Income(1)	0.25	0.23
Net Realized and Unrealized Gain	0.22	0.06
Total from Operations	0.47	0.29
Dividends and Distributions:
Net Investment Income	(0.33)	(0.10)
Total Dividends and Distributions	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$10.33	$10.19
Total Return†	4.38%	2.93%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$291,001	$264,900
Ratio of Expenses to Average Net Assets(2)	0.65%	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.00%	1.04	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.51%	2.72	%**
Portfolio Turnover Rate	88%	24	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.43	$10.00
Income from Operations:
Net Investment Income(1)	0.17	0.16
Net Realized and Unrealized Gain	0.46	0.33
Total from Operations	0.63	0.49
Dividends and Distributions:
Net Investment Income	(0.21)	(0.06)
Net Realized Gain	(0.05)	—
Total Dividends and Distributions	(0.26)	(0.06)
Net Asset Value, End of Year/Period	$10.80	$10.43
Total Return†	5.97%	4.99%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$543,288	$507,434
Ratio of Expenses to Average Net Assets(2)	0.52%	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.88%	0.93	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.70%	1.92	%**
Portfolio Turnover Rate	86%	23	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.49	$10.00
Income from Operations:
Net Investment Income(1)	0.13	0.08
Net Realized and Unrealized Gain	0.57	0.44
Total from Operations	0.70	0.52
Dividends and Distributions:
Net Investment Income	(0.14)	(0.03)
Total Dividends and Distributions	(0.14)	(0.03)
Net Asset Value, End of Year/Period	$11.05	$10.49
Total Return†	6.64%	5.20%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$84,458	$27,235
Ratio of Expenses to Average Net Assets(2)	0.42%	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.99%	1.72	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.26%	0.98	%**
Portfolio Turnover Rate	65%	11	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.61	$10.00
Income from Operations:
Net Investment Income(1)	0.20	0.18
Net Realized and Unrealized Gain	0.33	0.59
Total from Operations	0.53	0.77
Dividends and Distributions:
Net Investment Income	(0.20)	(0.16)
Net Realized Gain	(0.01)	—
Total Dividends and Distributions	(0.21)	(0.16)
Net Asset Value, End of Year/Period	$10.93	$10.61
Total Return†	5.02%	7.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$257,446	$201,574
Ratio of Expenses to Average Net Assets(2)	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.68%	0.75	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.84%	2.15	%**
Portfolio Turnover Rate	10%	16	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.23	$10.00
Income from Operations:
Net Investment Income(1)	0.08	0.09
Net Realized and Unrealized Gain	0.07	0.22
Total from Operations	0.15	0.31
Dividends and Distributions:
Net Investment Income	(0.08)	(0.08)
Total Dividends and Distributions	(0.08)	(0.08)
Net Asset Value, End of Year/Period	$10.30	$10.23
Total Return†	1.51%	3.10%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$26,837	$8,643
Ratio of Expenses to Average Net Assets(2)	0.41%	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.06%	3.23	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	0.82%	1.10	%**
Portfolio Turnover Rate	8%	9	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.82	$10.00
Income from Operations:
Net Investment Income(1)	0.24	0.23
Net Realized and Unrealized Gain	0.09	0.81
Total from Operations	0.33	1.04
Dividends and Distributions:
Net Investment Income	(0.25)	(0.22)
Net Realized Gain	(0.02)	—
Total Dividends and Distributions	(0.27)	(0.22)
Net Asset Value, End of Year/Period	$10.88	$10.82
Total Return†	3.16%	10.58%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$402,557	$368,586
Ratio of Expenses to Average Net Assets(2)	0.43%	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	0.74%	0.79	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.26%	2.75	%**
Portfolio Turnover Rate	13%	7	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Year or Period

Class I Shares	Year Ended August 31, 2020	Period Ended August 31, 2019*
Net Asset Value, Beginning of Year/Period	$10.00	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.16	0.03
Net Realized and Unrealized Gain (Loss)	(0.57)	0.20
Total from Operations	(0.41)	0.23
Dividends and Distributions:
Net Investment Income	(0.17)	(0.23)
Return of Capital	(0.01)	—
Total Dividends and Distributions	(0.18)	(0.23)
Net Asset Value, End of Year/Period	$9.41	$10.00
Total Return†	(4.14)%	2.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$929	$935
Ratio of Expenses to Average Net Assets(2)	0.50%	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	9.46%	31.15	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.67%	0.33	%**
Portfolio Turnover Rate	37%	15	%***

(1)	Calculated using average shares.
(2)	The ratio of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized.
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Notes to Financial Statements

1. Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. The Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund are “fund of funds” and offer shareholders the opportunity to invest in certain underlying investment companies, which are separately managed series of the following investment companies: Avantis Funds, SSGA Active ETF Trust, American Century ETF Trust, AQR Funds, Dimensional Fund Advisors LP (DFA), iShares Funds, JPMorgan Asset Management and Vanguard Funds. The Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund also utilize a fund of funds structure by investing in certain underlying investment companies, but also utilize a sub-adviser and invest directly in securities and other instruments issued by operating companies and other issuers. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”), and AQR Capital Management LLC provides sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic Global Equity Fund and Symmetry Panoramic International Equity Fund. The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended August 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2020, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net

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realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the year ended August 31, 2020. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2020.

For the year ended August 31, 2020, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$2,329,459	$4,761,391	$4,983,291
Ending Monthly Notional Balance Long	2,265,366	4,732,426	4,998,377

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Swap Contracts — The Funds are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement

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its investment strategy. As of August 31, 2020, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a cash balance to meet redemptions without suffering a significant cash drag. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the year ended August 31, 2020, the monthly average balances of swap contracts held by the Funds was as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$5,312,362	$2,818,471	$5,123,814	$1,181,737
Ending Monthly Notional Balance Long	5,314,121	2,814,133	4,373,212	1,535,906

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For the year ended August 31, 2020, the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund only held equity risk derivatives. Additional information can be found on the Schedule of Investments, Statement of Assets and Liabilities and the Statement of Operations.

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $400,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of

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investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less. Distributions received from underlying funds can be classified as either ordinary income, return of capital, or long-term capital gains.

Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

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Organization and Offering Costs — Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon commencement of operations of a Fund. Organization and offering costs are subject to recoupment by the Adviser, within twelve months of commencement of operations subject to the Organizational Expense Agreement and Expense Limitation Agreement. The Adviser will reimburse the Funds for any organization and offering costs incurred by the Funds. The Trust incurred offering costs which were amortized to expense over a twelve month period. As of August 31, 2020, the offering costs were fully amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly-owned subsidiary of SEI Investments Company, SEI Investments Distribution Co. (the “Distributor”) and/or Atlantic Consulting Services, LLC (now part of the Apex Group Ltd.) (“Atlantic Consulting”). Such officers are paid no fees directly by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and the CCO’s staff, who are employees of Atlantic Consulting are paid for by the Trust as incurred pursuant to a Compliance Services Agreement between the Trust and Atlantic Fund Services. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended August 31, 2020, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$191,487
Symmetry Panoramic International Equity Fund	102,250
Symmetry Panoramic Global Equity Fund	191,347
Symmetry Panoramic Tax-Managed Global Equity Fund	19,506
Symmetry Panoramic US Fixed Income Fund	87,539
Symmetry Panoramic Municipal Fixed Income Fund	6,710
Symmetry Panoramic Global Fixed Income Fund	145,329
Symmetry Panoramic Alternatives Fund	339

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The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC (now part of the Apex Group) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

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The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least December 31, 2020 (the “Expense Limitation”). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory or management fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

	Advisory Fee Before Expense Limitation	Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%	0.48%
Symmetry Panoramic International Equity Fund	0.70%	0.65%
Symmetry Panoramic Global Equity Fund	0.63%	0.52%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.42%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.43%
Symmetry Panoramic Alternatives Fund	1.29%	0.50%

The Adviser also has contractually agreed to waive its management fee for each of the Funds until at least December 31, 2020 (“Fee Waiver”) so that the aggregate management fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the following:

Symmetry Panoramic US Equity Fund	0.25%
Symmetry Panoramic International Equity Fund	0.25%
Symmetry Panoramic Global Equity Fund	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.26%
Symmetry Panoramic US Fixed Income Fund	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.25%
Symmetry Panoramic Alternatives Fund	0.30%

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The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

As of August 31, 2020, the amounts of waivers/reimbursements subject to recoupment are as follows:

	Amount expiring in 2022	Amount expiring in 2023
Symmetry Panoramic US Equity Fund	$367,716	$249,142
Symmetry Panoramic International Equity Fund	155,300	98,744
Symmetry Panoramic Global Equity Fund	452,187	412,180
Symmetry Panoramic Tax-Managed Global Equity Fund	99,132	93,220
Symmetry Panoramic US Fixed Income Fund	189,463	166,041
Symmetry Panoramic Municipal Fixed Income Fund	90,462	77,251
Symmetry Panoramic Global Fixed Income Fund	221,220	142,780
Symmetry Panoramic Alternatives Fund	86,499	72,901

The Adviser has engaged AQR Capital Management, LLC (“AQR”), to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser pays AQR a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended August 31, 2020, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$444,202,271	$422,258,483
Symmetry Panoramic International Equity Fund	254,067,690	233,257,116

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	Purchases	Sales and Maturities
Symmetry Panoramic Global Equity Fund	$448,701,528	$432,714,862
Symmetry Panoramic Tax-Managed Global Equity Fund	84,136,488	33,878,235
Symmetry Panoramic US Fixed Income Fund	73,633,779	23,739,552
Symmetry Panoramic Municipal Fixed Income Fund	18,913,788	1,415,224
Symmetry Panoramic Global Fixed Income Fund	82,394,484	49,555,736
Symmetry Panoramic Alternatives Fund	368,182	339,426

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in PFICs, and distribution reclassification. There were no permanent differences credited or charged to Paid-in Capital or Distributable Earnings as of August 31, 2020.

The tax character of dividends and distributions declared during the fiscal year was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic US Equity Fund
2020	$7,116,331	$3,423,409	$—	$—	$10,539,740
2019	1,675,473	—	—	—	1,675,473
Symmetry Panoramic International Equity Fund
2020	8,354,916	—	—	—	8,354,916
2019	2,183,388	—	—	—	2,183,388
Symmetry Panoramic Global Equity Fund
2020	11,416,654	953,696	—	—	12,370,350
2019	2,660,497	—	—	—	2,660,497

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	Ordinary Income	Long-Term Capital Gain	Return of Capital	Tax Exempt Income	Total
Symmetry Panoramic Tax-Managed Global Equity Fund
2020	$539,136	$—	$—	$—	$539,136
2019	3,296	—	—	—	3,296
Symmetry Panoramic US Fixed Income Fund
2020	4,504,940	—	—	—	4,504,940
2019	2,976,279	—	—	—	2,976,279
Symmetry Panoramic Municipal Fixed Income Fund
2020	—	—	—	148,299	148,299
2019	—	—	—	38,139	38,139
Symmetry Panoramic Global Fixed Income Fund
2020	9,589,255	—	—	—	9,589,255
2019	6,777,449	—	—	—	6,777,449
Symmetry Panoramic Alternatives Fund
2020	16,020	—	911	—	16,931
2019	2,291	—	—	—	2,291

As of August 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Undistributed Ordinary Income	$3,159,198	$1,826,704	$3,361,572	$231,135
Undistributed Tax-Exempt Income	—	—	—	—
Post-October Losses	(12,842,784)	(19,152,390)	(21,817,886)	(1,832,963)
Late-Year Loss Deferral	—	—	—	—
Capital Loss Carryforwards	—	(1,321,689)	—	(24,682)
Unrealized Appreciation	80,892,561	29,626,934	69,803,704	8,610,566
Other Temporary Differences	(2)	(3)	(5)	(2)
Total Distributable Earnings	$71,208,973	$10,979,556	$51,347,385	$6,984,054

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	Symmetry Panoramic US Fixed Income Fund	Symmetry Panoramic Municipal Fixed Income Fund	Symmetry Panoramic Global Fixed Income Fund	Symmetry Panoramic Alternatives Fund
Undistributed Ordinary Income	$118,623	$107	$612,036	$—
Undistributed Long-Term Capital Gain	41,748	—	—	—
Undistributed Tax-Exempt Income	—	364	—	—
Post-October Losses	—	—	(19,898)	(34,729)
Late-Year Loss Deferral	—	—	—	(2,103)
Capital Loss Carryforwards	—	—	—	(1,003)
Unrealized Appreciation	17,709,674	256,491	27,668,564	932
Other Temporary Differences	—	(2)	—	1
Total Distributable Earnings (Accumulated Losses)	$17,870,045	$256,960	$28,260,702	$(36,902)

Post-October losses represent losses realized on investment transactions from November 1, 2019 through August 31, 2020, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2020 through August 31, 2020 and specified losses realized on investment transactions from November 1, 2019 through August 31, 2020.

The Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund had Post-October losses of $12,842,784, $19,152,390, $21,817,886, $1,832,963, $19,898, and $34,729, respectively. The Symmetry Panoramic Alternatives Fund had a late-year loss of $2,103. The funds elect to treat each as having arisen in the following fiscal year.

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For Federal income tax purposes, capital loss carryforwards may be carried forward and indefinitely applied against all future capital gains. The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Symmetry Panoramic US Equity Fund	$—	$—	$—
Symmetry Panoramic International Equity Fund	1,321,689	—	1,321,689
Symmetry Panoramic Global Equity Fund	—	—	—
Symmetry Panoramic Tax-Managed Global Equity Fund	24,682	—	24,682
Symmetry Panoramic US Fixed Income Fund	—	—	—
Symmetry Panoramic Municipal Fixed Income Fund	—	—	—
Symmetry Panoramic Global Fixed Income Fund	—	—	—
Symmetry Panoramic Alternatives Fund	1,003	—	1,003

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at August 31, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Symmetry Panoramic US Equity Fund	$475,476,676	$82,943,655	$(2,178,066)	$80,765,589
Symmetry Panoramic International Equity Fund	260,848,258	32,970,374	(3,364,044)	29,606,330
Symmetry Panoramic Global Equity Fund	472,959,695	74,024,783	(4,270,106)	69,754,677
Symmetry Panoramic Tax-Managed Global Equity Fund	75,811,789	8,968,079	(460,322)	8,507,757
Symmetry Panoramic US Fixed Income Fund	239,890,056	17,709,674	—	17,709,674
Symmetry Panoramic Municipal Fixed Income Fund	26,235,201	256,491	—	256,491
Symmetry Panoramic Global Fixed Income Fund	374,781,809	27,791,222	(122,658)	27,668,564
Symmetry Panoramic Alternatives Fund	940,695	43,110	(42,178)	932

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8. Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”), or directly in securities or other instruments. Therefore, the risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

The table below and the paragraphs that follow show additional information about the principal (marked with an “✔”) and certain non-principal (marked with an “●”) investment strategies and techniques that a Fund may employ in pursuing the Fund’s investment objective and related risks.

✔ = principal

● = non-principal

	US Equity	International Equity	Global Equity	Tax-Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Investing in Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Investments of Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Arbitrage Risk								✔
Asset Allocation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Borrowing Risk	●	●	●	●	●	●	●	●
Cash Management Strategies	●	●	●	●	●	●	●	●
China A-Shares and China Stock Connect Risk		●	●	●
Commodities Risk								✔
Convertible Securities Risk								✔
Credit Default Swaps Risk								✔
Currency Risk		✔	✔	✔			✔	✔
Cybersecurity Risk	✔	✔	✔	✔	✔	✔	✔	✔

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	US Equity	International Equity	Global Equity	Tax-Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Derivatives Risk	✔	✔	✔	✔	✔	✔	✔	✔
Distressed Investments Risk								✔
Emerging Markets Risk		✔	✔	✔			●	✔
Equity Risk	✔	✔	✔	✔				✔
Exchange-Traded Notes Risk								●
Financial Sector Risk	✔	✔	✔	✔
Fixed Income Securities					✔	✔	✔	✔
Foreign (Non-U.S.) Investment Risk		✔	✔	✔			✔	✔
Forward and Futures Contract Risk		✔	✔	✔			✔	✔
Futures Contract Risk	✔
Geographic and Sector Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Portfolio Turnover Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Yield Risk					✔	✔	✔	✔
Index Tracking Error Risk	✔	✔	✔	✔	✔	✔	✔
Investment Companies and ETFs Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Style Risk	✔	✔	✔	✔				✔
IPO and SEO Risk								✔
Leveraging Risk	●	●	●	●	●	●	●	✔
Litigation and Enforcement Risk								✔
Liquidity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Management Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Capitalization Risk	✔	✔	✔	✔				✔
Market Events Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Risk	✔	✔	✔	✔	✔	✔	✔	✔

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	US Equity	International Equity	Global Equity	Tax-Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Money Market Instrument Risk					●	●	●
Municipal Bond Risk						✔		●
ReFlow Liquidity Program	●	●	●	●	●	●	●	●
REIT Risk	✔	✔	✔	●
Restricted Securities								✔
Securities Issued in PIPE Transactions								✔
Securities Lending Risk	✔	✔	✔	✔
Short Sales Risk								✔
Small Fund Risk						✔		✔
SPACs Risk								✔
Subsidiary Risk								●
Swap Risk	●	●	●	●	●	●	●	✔
Taxability Risk						✔
Tax Risk								✔
Tax-Managed Investing Risk				✔
Temporary Defensive Positioning	●	●	●	●	●	●	●	●
U.S. Government Securities Risk	●	●	●	●	✔	✔	✔	✔
Valuation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Volatility Risk	✔	✔	✔	✔				✔

General Risks of Investing in Underlying Funds — Because each Fund invests in Underlying Funds that invest directly in securities and other instruments, the Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets the Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

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A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will cause fixed-income securities held by the Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds may also invest in real estate securities, commodity-related securities and money market investments.

The risks described below for each Fund are in reference to either the Underlying Funds, direct purchases of the Funds, or both unless otherwise noted.

Arbitrage Risk — The risk incurred when a Fund invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to the Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Asset Allocation Risk — The risk that the selection by the Adviser of the Underlying Funds and the allocation of the Fund’s assets among the Underlying Funds and the Sub-Adviser will cause a Fund to underperform other funds with similar investment objectives. In this regard, a Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, a Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of a Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of the Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

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Borrowing Risk — While the Funds do not anticipate doing so, other than for cash management, the Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Adviser believes that a Fund’s investment objective would be furthered.

Cash Management Strategies — Although the Funds will generally invest substantially all of their assets in accordance with their respective investment objectives and principal investment strategies, each Fund may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of a Fund’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Fund shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Fund during periods of falling markets or cause the Fund to miss investment opportunities during periods of rising markets. The Fund’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, a Fund may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, or engage in swap agreements, but a Fund’s efforts to maintain market exposure in this manner may not be successful. If you are concerned about the volatility of your investment in a Fund, you may wish to consult your financial intermediary and consider whether a lower risk exposure is more appropriate for your investment portfolio.

China A-Shares and China Stock Connect Risk — The Funds with international exposures may invest in eligible renminbi-denominated shares of mainland China-based companies that trade on Chinese stock markets such as the Shanghai Stock Exchange and the Shenzen Stock Exchange (referred to as “China A-Shares”) through the Shanghai and Shenzen–Hong Kong Stock Connect Programs (“Stock Connect” or “Stock Connect Programs”). Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a Qualified Foreign

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Institutional Investor (QFII) or a Renminbi QFII (RQFII) and through the Stock Connect Programs. A fund’s ownership of China A-Shares will be reflected on its custodian’s records but the fund itself will have only beneficial rights in such China A-Shares. The precise nature and rights of a fund as a beneficial owner of China A-Shares in this context is not well defined and may expose a fund to the credit risk of its custodian or to greater risk of expropriation. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. These risks could cause volatility in the price of a Fund and could adversely affect the Fund.

Commodities Risk — Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which the Fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Convertible Securities — Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a

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convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Credit Default Swaps Risk — A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Currency Risk — The risk for Funds with international exposures that foreign currencies will increase in value relative to the U.S. dollar and adversely affect the dollar value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that a decline in the value of the local currency relative to the U.S. dollar will not be earned by the Fund investor.

Cybersecurity Risk — With the increased use of the Internet and because information technology systems and digital data underlie most of the Fund’s operations, the Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks. This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Derivatives Risk — The Fund may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index, in order to better track the Index. These instruments include options, futures contracts, swap agreements, including total return swap agreements, and similar instruments. The Fund’s

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use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by the Fund. The Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

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Distressed Investments Risk — Distressed investments include loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, many of which are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. If the Fund’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the original investment.

Emerging Markets Risk — A Fund with international exposure’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant

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market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — For Funds that invest in equity securities, such securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Notes Risk — Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on a Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.

Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. The Fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

●

Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

●

Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss

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of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

●

Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

●

Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

●

Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund’s sensitivity to rising rates and its potential for price declines.

●

Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign (Non-U.S.) Investment Risk — For Funds with international exposures, foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts

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(“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Special Risks of Foreign Securities — Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions

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might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Funds may expose them to risks independent of their securities positions.

The Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which a Fund has invested.

In addition, voters in the United Kingdom (“UK”) have approved withdrawal from the European Union. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU, which could exacerbate market and currency volatility and negatively impact the Funds’ investments in securities issued by companies located in EU countries. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

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Forward and Futures Contract Risk — The successful use of forward and futures contracts draws upon an Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. A Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to a Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading Commission. However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Futures Contract Risk — The successful use of futures contracts draws upon the Adviser’s or Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s net asset value and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Geographic and Sector Risk — The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

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High Portfolio Turnover Risk — A Fund may engage in active trading, including investments made on a shorter-term basis, which may lead to increased expenses that may result in lower investment returns.

High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance.

Index Tracking Error Risk — The performance of an Underlying Fund and its index may differ from each other for a variety of reasons. For example, an Underlying Fund that is index-based in which the Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Underlying Fund’s index. In addition, the Underlying Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by the Fund. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section

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of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk is the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

IPO and SEO Risk — The market value of shares sold in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. “SEOs” are seasoned (i.e., secondary) equity offerings of U.S. equity securities. The purchase of IPO shares may involve high transaction costs. IPO and SEO shares are subject to market risk and liquidity risk. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

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Leveraging Risk — Financial leverage refers to the use of debt to acquire assets. The Fund may use leverage through a line of credit offered by a bank or may purchase derivatives that have the effect of creating leverage. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund or Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. Additionally, for certain derivatives, such as futures, adverse changes in the value or level of the reference asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on Fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event a Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, that Fund could be exposed to losses.

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Management Risk — The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of the Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of the Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for the Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and such issuers may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies

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are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Market Events Risk — Financial markets are subject to periods of high volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced during the financial crisis that occurred in and around 2008 and more recently in connection with the coronavirus disease 2019 (COVID-19) pandemic. Market conditions such as this are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. Markets may be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic, public health, or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics (such as COVID-19), or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. Governments and central banks may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other governmental intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governments and central banks also may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Governmental policy and legislative changes also may contribute to decreased liquidity and increased volatility in the financial markets.

The outbreak of the COVID-19 respiratory disease was first detected in China in late 2019 and subsequently spread globally. The impact of the outbreak has been rapidly evolving, and cases of the virus have been identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service

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cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These circumstances also have caused significant volatility, declines in global financial markets, and losses for investors, which may recur or worsen. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession.

Health crises caused by pandemics, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, economic, and financial risks. The impact of the COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could result in a general decline in the global economy, and negatively affect the performance of individual countries, industries, sectors or companies in significant and unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market values, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which a Fund invests, and on the overall performance of the Fund.

Governments and central banks around the world have taken a variety of unprecedented actions to stimulate the economy and calm the financial markets. For example, in March 2020, the U.S. government adopted the largest economic stimulus package in recent history, estimated at $2 trillion, which is aimed at supporting American workers and businesses adversely affected by economic upheaval stemming from the COVID-19 pandemic. The law provides for loans and other disbursements to a wide swath of the economy, including direct payments to Americans and loans to large and small companies, as well as expanding unemployment insurance. The ultimate effect of these efforts is not yet known, and they may not be successful.

In the future, governments may take actions that could affect the overall economy as well as the securities in which the Funds invest, the markets in which they trade, or the issuers of such securities, in ways that are unforeseen. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve (the “Fed”), have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes have been or are being implemented or considered in response to the COVID-19 pandemic. The Fed has spent hundreds of billions of dollars to keep credit flowing through short-term money markets since mid-September 2019 when a shortage of liquidity caused a spike in overnight borrowing rates, and again in 2020 with large stimulus initiatives intended to respond to economic stresses stemming from the COVID-19 pandemic. The Fed has signaled that it plans to maintain its interventions at an elevated level. Changes in government policies or central banks could negatively affect

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the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and future pandemics, could also impair the information technology and other operational systems upon which the Adviser or a sub-adviser relies, and could otherwise disrupt the ability of a Fund’s service providers to perform essential tasks. Such impacts could impair a Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Fund’s service providers, and negatively impact a Fund’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Markets generally and the energy sector specifically also have been adversely impacted by reduced demand for oil and other energy commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus and by price competition among key oil producing countries.

Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate change or other significant policy initiatives, whether brought about by U.S. policy makers or by dislocations in world markets. Extremely low or negative interest rates may become more prevalent. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult for the fund to maintain stability in its share price without financial support from the fund’s adviser or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Fund that uses the fund as an investment option for the Fund’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed

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income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of low rates and the effect of government fiscal policy initiatives and potential market reaction to those initiatives.

Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis. The United States is also said to be considering significant new investments in infrastructure, national defense and other spending priorities which, coupled with lower federal tax rates, could lead to sharply increased government borrowing and higher interest rates. The exact shape of these policies is still being worked out through the political process, but the equity and debt markets may react strongly to expectations, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

The implementation and the resulting impact of the United Kingdom’s January 31, 2020 departure from the European Union (the “EU”), commonly referred to as “Brexit,” remain uncertain. The effect on the economies of the United Kingdom and the EU will likely depend on the nature of trade relations between the United Kingdom and the EU and other major economies following Brexit, which are subject to negotiation. During a transition period that will extend to December 2020, and that can be extended for an additional period, the United Kingdom will have access to the EU single market and be subject to EU regulation. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies.

In addition, global climate change may have an adverse effect on the value of securities and other assets, such as real estate. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Large wildfires such as those driven by high winds and prolonged drought may devastate entire communities and may be very costly to any business found to be responsible for the fire or conducting business or operations in affected areas. These losses could adversely affect corporate issuers and borrowers as well as mortgage lenders, the value of securities of companies and other issuers affected by these developments (such as mortgage-backed securities), the bonds of municipalities that depend on tax revenues and tourist dollars generated by properties in affected areas, and insurers of the property and/or of corporate, municipal or mortgage backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold. Economists warn that,

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unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Similarly, efforts to address climate change, including increased environmental regulation, may adversely impact individual companies, industries or sectors of the economy, such as energy and manufacturing companies, which could lead to declines in the value of securities and other instruments issued by such companies.

Money Market Instrument Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Municipal Bond Risk — The Funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of a fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the fund

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held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Restricted Securities — The Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were

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to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by the Fund. However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Securities Issued in PIPE Transactions — A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.

Securities Lending Risk — To realize additional income, a Fund may lend portfolio securities with a value of up to 33⅓% of the Fund’s total assets, including any collateral received from the loans. The Fund receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral the Fund receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by the Adviser. The Fund may use any cash collateral it receives to invest in short-term investments, including money market funds. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Fund may be less than the value of the securities on loan. The Fund will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Short Sales Risk — The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. The Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an

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inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase. The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

Small Fund Risk — The Fund currently has fewer assets than larger funds. Thus, like other small funds, inflows and outflows may impact its market exposure. In addition, if the Fund does not attract additional assets, the Fund’s fixed costs will continue to be spread over a small asset base, which could result in increased shareholder expenses (if the Fund were not subject to an expense cap) or force the Fund to liquidate.

SPACs Risk — A Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the Volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Subsidiary Risk — By investing in a Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. A Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and generally is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect a Fund.

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AUGUST 31, 2020

Swap Risk — Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

Taxability Risk — Some or all of the Funds’ income may be subject to the federal alternative minimum tax, which could reduce the Fund’s after-tax returns. In addition, there is no guarantee that all of the Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or non-compliant conduct of a bond issuer. The Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Tax Risk — The federal income tax treatment of the complex securities in which Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for a Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Tax-Managed Investing Risk — Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although the Fund can generally be expected to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Temporary Defensive Position — In response to adverse market, economic, political or other conditions, each Fund may temporarily invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities, money market instruments and cash. These short-term debt securities and money market instruments include: shares of money

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AUGUST 31, 2020

market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a temporary defensive position, the opportunity to achieve upside return may be limited.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of the Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Volatility Risk — The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

9. Other:

As of August 31, 2020, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	1	82.16%
Symmetry Panoramic International Equity Fund	1	82.31%
Symmetry Panoramic Global Equity Fund	1	84.03%
Symmetry Panoramic Tax-Managed Global Equity Fund	2	67.39%
Symmetry Panoramic US Fixed Income Fund	2	87.93%
Symmetry Panoramic Municipal Fixed Income Fund	4	86.34%
Symmetry Panoramic Global Fixed Income Fund	1	80.80%
Symmetry Panoramic Alternatives Fund	2	92.89%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

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10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of August 31, 2020, except as follows:

At a meeting held on July 21, 2020, the Board of Trustees (“Board”) of Symmetry Panoramic Trust (the “Trust”) approved a new investment sub-advisory agreement between Symmetry Partners, LLC (“Adviser”) and Dimensional Fund Advisors LP (“DFA”) with respect to each of the Equity Funds. The agreement with DFA became effective on September 10, 2020. It is expected that the portion of the assets of the Symmetry Panoramic Global Equity Fund (“Global Equity Fund”) that will be sub-advised by DFA will be funded on or about September 15, 2020. It is expected that the portion of the assets of the Symmetry Panoramic US Equity Fund (“US Equity Fund”) that will be sub-advised by DFA will be funded by the fourth quarter of 2020. The portion of the assets of the Symmetry Panoramic International Equity Fund that will be sub-advised by DFA will be funded at a later date depending on market and other circumstances.”

The Trust’s Board of Trustees, at the Board’s July 21, 2020 Meeting approved an amendment to the Amended and Restated Operating Expenses Limitation and Services Agreement, dated November 1, 2019 (the “Expense Limitation Agreement”), between the Trust and Symmetry, so as to raise the current expense caps for the US Equity Fund and the Global Equity Fund as follows: (a) for the US Equity Fund: 0.07% up from 0.48% to 0.55% of the average daily net assets of this Fund; and (b) for the Global Equity Fund: 0.04% up from 0.52% to 0.56% of the average daily net assets of this Fund. Symmetry expects, once these expense caps are raised, that the “Acquired Fund Fees and Expenses” (“AFFE”), based on current estimates, will decrease as follows: (a) for the US Equity Fund, whose current AFFE is 0.18% of the average daily net assets of the Fund, this Fund’s AFFE will decrease from 0.170% to 0.091%, for a difference of 0.079%, of the average daily net assets of this Fund; and (b) for the Global Equity Fund, whose current AFFE is 0.22% of the average daily net assets of the Fund, this Fund’s AFFE will decrease from 0.204% to 0.158%, for a difference of 0.046%, of the average daily net assets of this Fund. These expense ratio changes were not effective until after the Trust’s fiscal-year-ending August 31, 2020, when the new Sleeves of the US Equity Fund and the Global Equity Fund managed by DFA were funded.

Subsequent to August 31, 2020, Dana D’Auria resigned as the Trust President, effective as of September 24, 2020. The Trustees, on September 10, 2020, elected Philip McDonald as the new Trust President and Ms. Rebecca Cioban as the new Trust Vice President effective as of September 24, 2020, the date that Ms. D’Auria’s resignation as Trust President became effective.

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AUGUST 31, 2020

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Symmetry Panoramic Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (the “Funds”), each a series of Symmetry Panoramic Trust, as of August 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets, including the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 28, 2020

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is Symmetry Partners, LLC, 151 National Drive, Glastonbury, Connecticut 06033. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-796-3863. The following chart lists Trustees and Officers as of August 31, 2020:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
John McDermott (1962)	Chairman, Trustee	Trustee (Since 2018)	Consultant, Chief Investment Strategist, Symmetry Partners, LLC (2005-present); Chair, Department of Finance, Fairfield University School of Business (2014-present). Qualifications: Dr. McDermott’s experience includes research on hedging, market liquidity, and index reconstitution, which has been published in notable financial journals including the Journal of Banking and Finance, Journal of Financial Markets, Journal of Futures Market, and Journal of Index Investing. Dr. McDermott also serves as a member of the Index Committee for Janus Index and Calculation Services.	8	None.

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AUGUST 31, 2020

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees
Tracie Ahern (1968)	Trustee	Trustee (Since 2018)

Chief Financial Officer, PineBridge Investments (April 2019 - Present); Principal, Danesmead Partners (July 2016- April 2019); Adjunct Professor, Monmouth University School of Business (September 2016); Adviser (January 2016-June 2016) and Chief Operating Officer/Chief Financial Officer (February 2015-January 2016), Brightwood Capital Advisors LLC; Chief Financial Officer, Soros Fund Management LLC (February 2007-January 2015).

Qualifications: Ms. Ahern’s experience includes serving as an Independent Trustee on the boards of mutual funds and private equity/hedge funds. She also has served on several executive committees for several institutions, including Brightwood Capital Advisors LLC. Ms. Ahern is a Certified Public Accountant and has significant experience with SEC Regulatory Reporting including Public Company Financial Reporting.

				8	None.

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AUGUST 31, 2020

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Jack Jennings (1957)	Trustee	Trustee (Since 2018)	Executive Dean for Administration, Harvard Graduate School of Education (2008- present). Qualifications: Mr. Jennings has 32 years of financial planning and management experience. He also has more than 20 years of experience directing, developing, and implementing strategic plans and organizational change. Mr. Jennings also has 18 years of experience in higher education, including 4 years of experience as undergraduate management professor.	8	None.
Thomas P. Lemke (1954)	Trustee	Trustee (Since 2018)	Retired (2013-present); Executive Vice President, General Counsel, and Head of Governance Group, Legg Mason, Inc. (2005-2013). Qualifications: Mr. Lemke’s experience includes serving as an Independent Trustee on boards of mutual funds. He serves as Chair of a Board Governance Committee. Mr. Lemke also is a former co-chair of the Investment Management Group at Morgan, Lewis & Bockius, LLP. In addition, Mr. Lemke’s experience includes serving as General Counsel and Head of Governance at Legg Mason, Inc.	8	Independent Director, J.P. Morgan Exchange Traded Funds; Independent Director, SEI Advisors Inner Circle Fund III.

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AUGUST 31, 2020

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Fred Naddaff (1958)	Trustee	Trustee (Since 2018)	Retired; Chief Operating Officer of Transfer Agency and Investor Services, FIS Global Asset Management (2012-2018). Qualifications: Mr. Naddaff’s experience includes a 40 year career in the financial services industry. He has experience in all aspects of mutual fund operations, fund accounting, administration, regulatory and compliance. In addition to FIS Global, he has held senior management positions at Citi Fund Services, BISYS Fund Services and First Data Investor Services Group.	8	None.

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AUGUST 31, 2020

Name and Year of Birth	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Officers
Philip McDonald (1976)	President (September 24, 2020 to Present)	Director of Investments, Symmetry Partners, LLC (December 2017-present); Director of Fixed Income and Alternatives, Symmetry Partners, LLC (June 2016-November 2017; Associate Director of Research, Symmetry Partners, LLC (April 2013-May 2016).	8	None.
Steve Connors (1984)	Treasurer, Principal Financial Officer	Treasurer, Controller and Chief Financial Officer, SEI Investments (2015-present); Director, SEI Investments, Fund Accounting (2014-present); Audit Manager, Deloitte & Touche LLP (2011-2014).	8	None.
Carlyn Edgar (1963)	Chief Compliance Officer	Senior Vice President, Apex Group Ltd. (2008- present).	8	None.
Casey Dylan (1971)	Chief Operating Officer	Director Investment Product Strategy and Communications, Symmetry Partners, LLC (September 2017-present); Director of Investment Specialist and Advisor Services Group, Symmetry Partners, LLC (January 2015-September 2017); Consultant, Empirica Solutions Group (March 2013-January 2015).	8	None.
Rebecca Cioban (1984)	Vice President (September 24, 2020 to Present)	Associate Director (January 2020-present); Senior Research Associate, Symmetry Partners, LLC (December 2016-December 2019); Research Associate, Symmetry Partners. LLC (December 2014-November 2016).	8	None.
Sarah Bauer (1978)	Vice President	Managing Director, Symmetry Partners, LLC (December 2017-present); Director of National Accounts, Symmetry Partners, LLC (2012-November 2017).	8	None.

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AUGUST 31, 2020

Name and Year of Birth	Position(s) Held with the Trust	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Officers (continued)
Sara Taylor (1973)	Chief Legal Officer, Secretary	Compliance Officer & Counsel, Symmetry Partners, LLC (October 2017-present); Assistant Director, The Hartford (July 2014-October 2017); Senior Compliance Specialist, The Hartford (May 2010-June 2014).	8	None.
Zachary Tackett (1988)	Anti-Money Laundering Compliance Officer, Identity Theft Prevention Officer	Counsel, Apex Group Ltd. (2014-present); Intern Associate, Coakley & Hyde, PLLC (2010-2013).	8	None.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2020 to August 31, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

□ Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□ Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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AUGUST 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited) - continued

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, redemption fees, or returned checks. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,093.90	0.48%	$ 2.53
Hypothetical 5% Return	$ 1,000.00	$ 1,022.72	0.48%	$ 2.44
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,050.90	0.65%	$ 3.35
Hypothetical 5% Return	$ 1,000.00	$ 1,021.87	0.65%	$ 3.30
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,076.80	0.52%	$ 2.71
Hypothetical 5% Return	$ 1,000.00	$ 1,022.52	0.52%	$ 2.64
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,075.90	0.42%	$ 2.19
Hypothetical 5% Return	$ 1,000.00	$ 1,023.03	0.42%	$ 2.14
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,024.60	0.41%	$ 2.09
Hypothetical 5% Return	$ 1,000.00	$ 1,023.08	0.41%	$ 2.08
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,007.70	0.41%	$ 2.07
Hypothetical 5% Return	$ 1,000.00	$ 1,023.08	0.41%	$ 2.08
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,013.20	0.43%	$ 2.18
Hypothetical 5% Return	$ 1,000.00	$ 1,022.97	0.43%	$ 2.19

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited) - concluded

	Beginning Account Value 3/1/20	Ending Account Value 8/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 988.40	0.50%	$ 2.50
Hypothetical 5% Return	$ 1,000.00	$ 1,022.62	0.50%	$ 2.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

Board Consideration of the Continuance of the Investment Advisory and Sub-Advisory Agreements (Unaudited)

Symmetry Panoramic U.S. Equity Fund	Symmetry Panoramic US Fixed Income Fund
Symmetry Panoramic International Equity Fund	Symmetry Panoramic Municipal Fixed Income Fund
Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Global Fixed Income Fund
Symmetry Panoramic Tax-Managed Global Equity Fund	Symmetry Panoramic Alternatives Fund
(collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of Symmetry Panoramic Trust (the “Trust”) held on April 28, 2020 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved the continuance for an additional year of:

(1)

the investment advisory agreement (the “Advisory Agreement”) between Symmetry Partners, LLC (“Symmetry”) and the Trust, on behalf of the Funds, pursuant to which Symmetry provides the Funds with investment advisory services; and

(2)

an investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between Symmetry and AQR Capital Management, LLC (“AQR”), pursuant to which AQR provides investment sub-advisory services to the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund (the “Sub-Advised Funds”).

In response to requests made on behalf of the Independent Trustees by independent legal counsel, the Board received and reviewed prior to the Meeting materials specifically prepared for the Board’s annual review of the Agreements from Symmetry, AQR, and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent, and quality of services provided by Symmetry and AQR; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks; an analysis of the fees and expense ratios of the Funds in absolute terms and as compared to those of certain peer funds; a description of the profitability of Symmetry and AQR; and a description of indirect benefits received by Symmetry and AQR as a result of their relationships with the Funds.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

The information prepared specifically for the annual review of the Agreements supplemented the information provided to the Board throughout the year. The Board met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Funds; compliance, regulatory, and risk management matters; the trading practices of Symmetry and AQR; valuation of securities; fund expenses; and overall market and regulatory developments. The Independent Trustees considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Funds and working with Symmetry and AQR in their review of the Agreements.

The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from Symmetry or AQR present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Agreements.

In deciding to continue the Agreements, the Independent Trustees did not identify a particular factor or information as determinative or controlling; rather, the decision reflected the comprehensive consideration of all the information provided, and each Trustee may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information the Board considered in deciding to continue the Agreements and its conclusions.

The nature, extent, and quality of the services provided. The Board considered the nature, extent, and quality of the services provided by Symmetry to the Funds and by AQR to the Sub-Advised Funds. The Board considered the investment strategies of each Fund and Symmetry and AQR’s expertise with respect to such strategies; the experience, capability, and integrity of Symmetry and AQR’s respective senior management; the financial resources of Symmetry and AQR; the continuous and regular management and services provided by Symmetry and AQR and the risks assumed and borne; and the professional qualifications of the portfolio management teams of Symmetry and AQR.

The Board considered that each Fund is managed as a multi-factor fund providing exposure to different managers that, in Symmetry’s view, are best able to deliver certain factor exposures as identified by Symmetry, and that Symmetry accesses these investment managers on behalf of the Funds either through investment in other registered investment companies or by entering into a sub-advisory relationship with one or more investment managers pursuant to which the sub-adviser is responsible for advising an allocated portion of a Fund’s assets. The Board noted that, in implementing each Fund’s investment strategy, Symmetry combines the Fund’s investments in other registered investment companies with any sub-advised positions to gain a more complete set of market and factor exposures

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for the Fund and manages investment and sub-adviser rebalances and transitions within the Fund’s portfolio. The Board noted that Symmetry’s advisory fee serves as compensation for these services as well as other services it provides to the Funds, including: development, implementation and monitoring of each Fund’s investment program, assessing each Fund’s investment objectives and policies, composition, investment style and investment process, and development and evaluation of strategic initiatives with respect to the Funds; as a “manager of managers,” selecting sub-advisers for the Funds and monitoring such sub-advisers’ implementation of and adherence to each Fund’s investment objectives, policies, and restrictions; providing a continuous investment program for each Fund and making determinations with respect to the investment of a Fund’s assets, including day-to-day management of the Fund or portions thereof; reviewing brokerage matters; generally overseeing compliance by the Trust; carrying out directives of the Board as they relate to each Fund; and making its employees available to serve as trustees and officers of the Trust. The Board further noted the services Symmetry provides to the Funds in the form of oversight of the services provided by the Funds’ custodian, administrator, transfer agent, independent accountant and legal counsel and supervision of the performance of recordkeeping and shareholder relations functions of the Funds. The Board considered that Symmetry’s management services also include, among other things, the provision of supervisory, compliance, and administrative services to each Fund.

With respect to its consideration of the Sub-Advisory Agreement, the Board considered Symmetry’s reasons for recommending that AQR continue to serve as a sub-adviser to the Sub-Advised Funds, including Symmetry’s due diligence concerning and previous and ongoing experience with AQR. The Board noted that under the Sub-Advisory Agreement, AQR, subject to the oversight of the Trustees and the supervision of Symmetry, is responsible for, among other things: making investment decisions on behalf of each Sub-Advised Fund with respect to its allocated portion of such Sub-Advised Fund; placing orders with brokers or dealers for the purchase and sale of investments; and performing other related functions.

The Board also considered the compliance and operational resources of Symmetry and AQR. The Board considered Symmetry and AQR’s commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, including recent and ongoing implementation of various enhancements to their compliance programs. The Trustees also considered Symmetry and AQR’s operational infrastructure, including their risk management, technology and cybersecurity controls and systems. In this regard, the Trustees noted the seamless transition of both Symmetry and AQR personnel to remote work environments, as well as their successful establishment of long-term remote operations to service the Funds, in connection with the COVID-19 pandemic.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Funds by Symmetry and AQR.

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Performance. The Board considered the performance of each Fund in light of its investment objective. The Board reviewed reports prepared by Broadridge, which included information comparing each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), as well as Symmetry’s similarly managed accounts. The Board noted that Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. The Board noted that four Funds – the Symmetry Panoramic U.S. Equity Fund, the Symmetry Panoramic U.S. Fixed Income Fund, the Symmetry Panoramic International Equity Fund, and the Symmetry Panoramic Alternatives Fund – had performance that ranked in the fourth quartile of their respective Performance Group or Performance Universe for a one-year period or since inception. Symmetry reviewed with the Board the factors that contributed to and detracted from each Fund’s performance. In reviewing the Funds’ performance, the Board took into account that the Funds have had relatively short operating histories over which to consider Symmetry and AQR’s performance and that the Board would continue to monitor each Fund’s performance in the coming year, noting that it receives regular reports regarding the Funds’ performance at its quarterly meetings. The Board further noted that the usefulness of performance comparisons may be affected by a number of factors, including that the investment limitations and policies applicable to a Fund may be different than those applicable to the funds included in a Fund’s Performance Group and Performance Universe. The Board also recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.

Advisory fees, sub-advisory fees, and expense ratios. The Board considered the advisory and sub-advisory fees and expense ratios of each Fund. The Board reviewed reports prepared by Broadridge, which included information comparing each Fund’s advisory fee and net expense ratio with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”). The Board noted that two Funds – the Symmetry Panoramic Alternatives Fund and Symmetry Panoramic Municipal Fixed Income Fund – had advisory fees and net expense ratios that ranked in the fourth quartile of their respective Expense Group and Expense Universe. The Board took into account Symmetry’s explanation that these Funds have not yet experienced the same levels of inflows as the other Funds and that Symmetry is continuing to subsidize each Fund’s expenses to a significant extent. The Board further noted that the advisory fee and net expense ratio for the Symmetry Panoramic Alternatives Fund are within the range of the Fund’s peer group.

The Board noted that, consistent with their investment strategies, the Funds make investments in other registered investment companies and, as a result, would bear their pro rata share of the fees and expenses of such other companies. The Board further noted that the Funds’ advisory fees are based on services that Symmetry provides to the Funds that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board noted that, with respect to each Fund, Symmetry contractually agreed to waive its management fee so as to cap the aggregate

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management fee retained by Symmetry with respect to each Fund after payment of sub-advisory fees and, separately, contractually agreed to reduce each Fund’s fees and absorb expenses of each Fund so as to limit total annual Fund operating expenses, in each case through at least December 31, 2020. The Board considered that the net advisory fees for the Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Alternatives Fund are higher than the net advisory fees of the other Funds, and that such difference was in recognition of the additional tax management services and additional due diligence and monitoring services, respectively, provided to those Funds. The Board noted that Symmetry’s commitment of resources to the Funds resulted in it assuming entrepreneurial and other risks, for which it may reasonably seek to be compensated.

With respect to Symmetry’s oversight of AQR, the Board noted that Symmetry, as a “manager of managers,” must select, oversee and monitor the Sub-Adviser, as well as negotiate a sub-advisory fee rate for each Sub-Advised Fund. In reviewing the fairness of each Sub-Advised Fund’s sub-advisory fee rate, the Board observed that Symmetry pays the fee directly out of its management fee and, as a result, the sub-advisory fee rate materially impacts Symmetry’s profitability with respect to the Sub-Advised Funds. Accordingly, the Board reasoned that Symmetry would have negotiated at arm’s length for a competitive rate. The Board noted the breakpoint structure for each Sub-Advised Fund’s sub-advisory fee. The Board considered the sub-advisory fees paid to AQR in relation to the fees paid to Symmetry by the Sub-Advised Funds and the respective services provided by AQR and Symmetry. The Board considered the meaningful differences in the services that Symmetry provides to the Sub-Advised Funds as compared to the services provided by AQR.

On the basis of these and other considerations, the Board determined that the advisory fee rate paid by each Fund to Symmetry, including, with respect to the Sub-Advised Funds, as portioned between Symmetry and AQR under the Agreements, was reasonable in light of the services provided and the risks borne by Symmetry and AQR, respectively.

Profitability. With respect to the profitability of the Funds to Symmetry, the Board reviewed aggregate and per Fund profitability data, including the management fees earned by Symmetry and the expenses paid by Symmetry out of such management fees. In discussing the fee arrangements between Symmetry and AQR, the Board noted that Symmetry pays AQR out of the advisory fee it receives from the Sub-Advised Funds. The Board also reviewed information comparing each Fund’s fee to the fees paid by comparable funds. The Board also considered Symmetry’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on its review, in the context of its full deliberations, the Board concluded the profitability to Symmetry from each Fund is not unreasonable or excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board considered for each Fund whether economies of scale were realized, noting the fees waived and expenses reimbursed by Symmetry during the period. Based on its consideration of the factors above, the Board

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determined that there was a reasonable sharing of any realized economies of scale under the advisory and sub-advisory fee schedules at the present time. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of a Fund.

Benefits to Symmetry, AQR, and their affiliates from their relationships with the Funds. The Board considered other benefits derived by Symmetry, AQR, and their affiliates from their relationships with the Funds. The Board noted that, although both Symmetry and AQR have the ability to realize soft dollar benefits from their relationship with the Funds, neither currently does so. The Board also considered the potential benefits flowing to Symmetry from sponsoring its own family of mutual funds and how the Funds may be used in delivering investment advisory services to Symmetry’s other clients. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to Symmetry or AQR are fair and reasonable. The Board noted that it would have the opportunity to review the appropriateness of these benefits over time.

Other considerations. The Board considered the investment objective and strategy of each Fund and noted that Symmetry believed the Funds enhance Symmetry’s product offerings. The Board noted that Symmetry had made a substantial commitment to the development of the strategy represented by each Fund and to the recruitment and retention of high quality personnel, and maintained the financial, compliance, and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its respective shareholders. In this regard, the Board favorably considered Symmetry’s procedures and policies to enforce compliance with applicable laws and regulations and, with respect to the Sub-Advised Funds, oversee the sub-advisory activities of AQR. The Board also noted that Symmetry had made a significant entrepreneurial commitment to the development, management, and success of the Funds and assumed commensurate risk.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Agreements evidenced substantial due diligence, arm’s length negotiation, and were consistent with the interests of the Funds and investors.

SYMMETRY PANORAMIC TRUST
AUGUST 31, 2020

BOARD CONSIDERATION OF APPROVAL OF
SUB-ADVISORY AGREEMENT

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of Symmetry Panoramic Trust (the “Trust”) held on July 21, 2020, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Dimensional Fund Advisors LP (“DFA”) and Symmetry Partners, LLC (the “Adviser”), pursuant to which DFA would provide investment sub-advisory services to the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic International Equity Fund (each, a “Fund” and together, the “Funds”).

In considering whether to approve the Sub-Advisory Agreement, the Trustees considered and discussed information and analyses provided in advance of the meeting by the Adviser and DFA. The Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Sub-Advisory Agreement. The Trustees were assisted in their review by counsel to the Trust and independent legal counsel, and met with counsel in executive session separate from representatives of the Adviser and DFA. The Trustees evaluated a number of considerations they believed, in light of the legal advice furnished to them by counsel and their own business judgment, to be relevant, and then made decisions in their business judgment. In considering the approval of the Sub-Advisory Agreement for an initial two-year period, the Board evaluated all factors it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

The nature, extent, and quality of the sub-advisory services to be provided, including investment performance. The Board considered the nature, extent, and quality of the services to be provided by DFA to the Funds. The Board considered the investment strategies of each Fund and DFA’s expertise with respect to such strategies; the experience, capability, and integrity of DFA’s senior management; the financial resources of DFA; the continuous and regular management and services to be provided by DFA and the risks to be assumed and borne; and the professional qualifications of the portfolio management teams of DFA.

The Board considered that each Fund is managed as a multi-factor fund providing exposure to different managers that, in the Adviser’s view, are best able to deliver certain factor exposures as identified by the Adviser, and that the Adviser accesses these investment managers on behalf of the Funds either through investment in other registered investment companies or by entering into a sub-advisory relationship with one or more investment managers pursuant to which the sub-adviser would be responsible for advising an allocated portion of a Fund’s assets. The Board noted that the Funds currently access DFA’s investment capabilities through investment in DFA-sponsored mutual funds, and the Board considered the Adviser’s assertion that the Funds may benefit by transitioning their investments in such funds to direct equity investments managed by DFA.

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The Board considered the Adviser’s reasons for recommending that DFA be appointed as a sub-adviser to the Funds, including the Adviser’s due diligence concerning and previous experience with DFA. The Board noted that under the Sub-Advisory Agreement, DFA, subject to the oversight of the Trustees and the supervision of the Adviser, will be responsible for, among other things: making investment decisions on behalf of each Fund with respect to its allocated portion of such Fund, placing with brokers or dealers orders for the purchase and sale of investments for each Fund, and performing other related functions.

In connection with the assessment of DFA’s ability to perform its duties under the Sub-Advisory Agreement, the Board considered the sufficiency of DFA’s resources and reviewed DFA’s overall investment experience, including its experience managing other open-end funds. The Board also considered the Funds’ past performance and noted the fact that performance may be impacted by the addition of DFA as a sub-adviser to the Funds. In this regard, the Board considered performance information regarding DFA’s similarly managed portfolios. The Board noted that, subject to a number of limitations, such information was designed to aid the Board in understanding how DFA may have been able to contribute to the Funds’ performance in the past. The Board discussed DFA’s portfolio managers’ experience and the investment strategies to be employed in DFA’s management of its allocated portion of each Fund’s assets. The Board noted the reputation and experience of DFA.

The Board also considered the compliance resources of DFA. The Board considered DFA’s commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, including the determination of the Trust’s Chief Compliance Officer that DFA’s compliance program appears to be reasonably designed to prevent violations of the federal securities laws. The Board also considered DFA’s operational infrastructure, including its risk management, technology and cybersecurity controls and systems. In this regard, the Board considered DFA’s transition to a remote work environment in connection with the COVID-19 pandemic.

On the basis of this information and the Board’s assessment of the nature, extent, and quality of sub-advisory services to be provided by DFA to the Funds, the Board concluded that DFA is capable of generating a level of investment performance that is appropriate in light of the Funds’ investment objectives, policies, and strategies. The Board also determined that DFA could provide investment and related services that are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs.

Sub-advisory fees. In considering the sub-advisory fees to be paid to DFA, the Board noted the breakpoint structure for the sub-advisory fees paid with respect to the Symmetry Panoramic U.S. Equity Fund and Symmetry Panoramic Global Equity Fund. The Board noted that DFA’s fees will be paid by the Adviser (out of its fee paid by the Funds) and not by the Funds. The Board considered the sub-advisory fees to be paid to DFA in relation to the fees paid to the Adviser by the Funds and the respective services provided, and to

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be provided, by the Adviser and DFA. The Board considered the meaningful differences in the services that the Adviser provides to the Funds as compared to the services to be provided by DFA. The Board noted that, with respect to each Fund, the Adviser contractually agreed to reduce each Fund’s fees and absorb expenses of each Fund so as to limit total annual Fund operating expenses, in each case through at least December 31, 2020, and that, in connection with DFA’s proposed appointment, the Adviser was proposing to raise the current expense limits for each Fund to account for payments to be made by the Adviser to DFA.

On the basis of these and other considerations, together with the other information it considered, the Board determined that the sub-advisory fees to be received by DFA under the Sub-Advisory Agreement are reasonable in light of the services to be provided by DFA.

The cost of sub-advisory services provided and the level of profitability. The Board considered the costs of the services to be provided and any profits to be realized by DFA from its relationship with the Funds, noting the arm’s-length nature of the relationship between the Adviser and DFA with respect to the negotiation of DFA’s sub-advisory fee rates.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board evaluated the extent to which the sub-advisory fees payable under the Sub-Advisory Agreement reflect economies of scale or will permit economies of scale to be realized in the future. Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale under the sub-advisory fee schedule at the present time. The Board noted that, in the future, it would have the opportunity to periodically reexamine the appropriateness of sub-advisory fees payable by the Adviser to DFA.

Benefits to DFA and its affiliates from its relationships with the Funds. The Board considered other benefits derived by DFA and its affiliates from their relationships with the Funds. The Board noted that, although DFA has the ability to realize soft dollar benefits from its relationship with the Funds, it does not currently intend to do so. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to DFA are fair and reasonable. The Board noted that it would have the opportunity to review the appropriateness of these benefits over time.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Sub-Advisory Agreement evidenced substantial due diligence, arm’s length negotiation, and was consistent with the interests of the Funds and investors.

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AUGUST 31, 2020

Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended August 31, 2020, the Fund is designating the following items with regard to distributions paid during the period:

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Tax-Exempt Income Distributions(6)	Total Distributions
Symmetry Panoramic US Equity Fund	0.00%	32.48%	67.52%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Global Equity Fund	0.00%	7.71%	92.29%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	0.00%	0.01%	99.99%	100.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	0.00%	100.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	5.69%	0.00%	94.31%	0.00%	100.00%

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	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Symmetry Panoramic US Equity Fund	88.20%	89.99%	0.00%	0.00%	100.00%
Symmetry Panoramic International Equity Fund	3.26%	67.27%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Equity Fund	24.61%	38.70%	0.00%	0.00%	100.00%
Symmetry Panoramic Tax-Managed Global Equity Fund	36.51%	77.84%	0.00%	0.00%	0.00%
Symmetry Panoramic US Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%
Symmetry Panoramic Municipal Fixed Income Fund	0.00%	100.00%	0.00%	0.00%	0.00%
Symmetry Panoramic Global Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	100.00%
Symmetry Panoramic Alternatives Fund	0.00%	28.29%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

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(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

“Tax-exempt income distributions” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of the Symmetry Panoramic Municipal Fixed Income Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds described.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Tracie Ahern is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$94,000	N/A	N/A	$97,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$24,000	N/A	N/A	$24,000	N/A	$6,600
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, the Charter of the Audit Committee, which sets forth, at Section 3(A) of the Charter, the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2020	2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2020 and 2019 were $24,000 and $30,600, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant currently does not have in place procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Philip McDonald
Philip McDonald
President

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip McDonald
Philip McDonald
President

Date: November 6, 2020

By	/s/ Stephen Connors
Stephen Connors
Treasurer & Principal Financial Officer

Date: November 6, 2020